Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.7%
Ampol Ltd.	41,488	$759,584
ANZ Group Holdings Ltd.	515,089	10,497,774
APA Group	231,304	1,059,083
Aristocrat Leisure Ltd.	97,350	3,917,328
ASX Ltd.	33,419	1,423,215
BHP Group Ltd.	874,582	24,298,130
BlueScope Steel Ltd.	79,664	1,058,606
Brambles Ltd.	234,279	2,820,723
CAR Group Ltd.	58,617	1,443,796
Cochlear Ltd.	11,410	2,112,430
Coles Group Ltd.	233,343	2,693,127
Commonwealth Bank of Australia	286,137	26,689,236
Computershare Ltd.	91,543	1,582,545
CSL Ltd.	82,588	15,506,325
Dexus	179,272	841,366
Endeavour Group Ltd./Australia	242,501	745,960
Fortescue Ltd.	285,913	3,580,445
Goodman Group	302,271	7,218,078
GPT Group (The)	326,305	1,010,935
Insurance Australia Group Ltd.	412,585	2,025,980
James Hardie Industries PLC(a)	74,375	2,372,060
Lottery Corp. Ltd. (The)	358,891	1,172,670
Macquarie Group Ltd.	62,755	9,497,737
Medibank Pvt Ltd.	474,931	1,116,174
Mineral Resources Ltd.	31,298	804,278
Mirvac Group	683,594	955,621
National Australia Bank Ltd.	530,153	13,436,791
Northern Star Resources Ltd.	192,289	2,231,397
Orica Ltd.	98,679	1,120,891
Origin Energy Ltd.	290,138	1,831,958
Pilbara Minerals Ltd.(a)(b)	495,268	917,329
Pro Medicus Ltd.	9,888	1,252,565
Qantas Airways Ltd.(a)	135,160	715,602
QBE Insurance Group Ltd.	261,048	2,947,264
Ramsay Health Care Ltd.	31,370	825,081
REA Group Ltd.	9,133	1,350,176
Reece Ltd.	37,894	564,643
Rio Tinto Ltd.	64,834	5,090,604
Santos Ltd.	560,321	2,492,791
Scentre Group	883,219	2,024,926
SEEK Ltd.	64,175	1,042,600
Seven Group Holdings Ltd.	34,003	926,416
Sonic Healthcare Ltd.	76,330	1,344,959
South32 Ltd.	789,710	1,893,846
Stockland	403,877	1,365,759
Suncorp Group Ltd.	210,859	2,473,430
Telstra Group Ltd.	667,956	1,672,177
Transurban Group	530,831	4,423,916
Treasury Wine Estates Ltd.	138,490	1,028,197
Vicinity Ltd.	713,916	1,014,917
Washington H Soul Pattinson & Co. Ltd.	41,413	907,495
Wesfarmers Ltd.	196,086	8,626,033
Westpac Banking Corp.	595,431	12,505,115
WiseTech Global Ltd.	28,961	2,223,573
Woodside Energy Group Ltd.	327,410	5,152,924
Woolworths Group Ltd.	207,745	4,074,544
Xero Ltd.(a)	25,109	2,439,478
		217,120,603
Austria — 0.1%
Erste Group Bank AG	57,752	3,266,782
Security	Shares	Value
Austria (continued)
OMV AG	24,874	$1,030,795
Verbund AG	11,730	966,015
voestalpine AG	19,110	397,813
		5,661,405
Belgium — 0.6%
Ageas SA	27,523	1,436,379
Anheuser-Busch InBev SA	152,248	9,026,992
Argenx SE(a)	10,130	5,973,211
D'ieteren Group	3,708	802,770
Elia Group SA	5,526	525,831
Groupe Bruxelles Lambert NV	13,278	959,397
KBC Group NV	39,346	2,866,008
Lotus Bakeries NV	81	1,061,757
Sofina SA	2,857	700,464
Syensqo SA	12,463	966,820
UCB SA	21,768	4,191,394
Warehouses De Pauw CVA	36,348	865,035
		29,376,058
Brazil — 1.1%
Ambev SA	770,651	1,685,037
Atacadao SA(a)	95,727	124,028
B3 SA - Brasil Bolsa Balcao	992,866	1,823,979
Banco Bradesco SA	250,417	551,871
Banco BTG Pactual SA	205,849	1,157,987
Banco do Brasil SA	276,618	1,259,899
BB Seguridade Participacoes SA	116,356	689,775
BRF SA(a)	101,017	458,350
Caixa Seguridade Participacoes S/A	111,203	277,002
CCR SA	166,074	351,919
Centrais Eletricas Brasileiras SA	187,038	1,228,500
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	79,484	1,266,046
Cia. Siderurgica Nacional SA	111,394	226,800
Cosan SA	226,749	463,626
CPFL Energia SA	52,871	299,708
Embraer SA(a)	120,008	1,006,416
Energisa SA	49,480	369,330
Engie Brasil Energia SA	28,684	205,768
Equatorial Energia SA	181,938	1,010,889
Hapvida Participacoes e Investimentos SA(a)(c)	837,119	509,723
Hypera SA	79,749	304,875
JBS SA	134,557	838,174
Klabin SA	137,479	496,084
Localiza Rent a Car SA	152,793	1,110,616
Natura & Co. Holding SA	157,072	372,513
NU Holdings Ltd./Cayman Islands, Class A(a)	505,917	7,634,288
Petroleo Brasileiro SA	631,251	4,265,195
PRIO SA	137,764	976,590
Raia Drogasil SA	234,906	989,052
Rede D'Or Sao Luiz SA(c)	139,456	708,268
Rumo SA	217,940	750,230
Sendas Distribuidora SA(a)	232,424	301,139
StoneCo Ltd., Class A(a)	43,088	478,277
Suzano SA	133,998	1,385,435
Telefonica Brasil SA	70,220	639,413
TIM SA/Brazil	167,906	481,565
TOTVS SA	96,248	496,816
Ultrapar Participacoes SA	125,357	452,993
Vale SA	579,192	6,217,830
Vibra Energia SA	194,146	749,260
WEG SA	285,326	2,670,690

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
XP Inc., Class A	63,331	$1,105,759
		48,391,715
Canada — 7.9%
Agnico Eagle Mines Ltd.	86,545	7,470,089
Air Canada(a)	30,176	408,964
Alimentation Couche-Tard Inc.	132,159	6,891,992
AltaGas Ltd.	51,759	1,236,774
ARC Resources Ltd.	101,706	1,684,447
Bank of Montreal	124,615	11,355,730
Bank of Nova Scotia (The)	209,375	10,780,403
Barrick Gold Corp.	298,331	5,765,854
BCE Inc.	9,387	302,641
Brookfield Asset Management Ltd., Class A	65,902	3,496,377
Brookfield Corp., Class A	233,452	12,378,900
Brookfield Renewable Corp., Class A	22,609	692,227
BRP Inc.	6,147	303,079
CAE Inc.(a)	56,132	987,707
Cameco Corp.	74,969	3,917,653
Canadian Apartment Properties REIT	16,209	540,048
Canadian Imperial Bank of Commerce	160,845	10,062,993
Canadian National Railway Co.	92,218	9,957,968
Canadian Natural Resources Ltd.	367,014	12,481,138
Canadian Pacific Kansas City Ltd.	159,357	12,293,271
Canadian Tire Corp. Ltd., Class A, NVS	9,207	979,783
Canadian Utilities Ltd., Class A, NVS	25,340	648,810
CCL Industries Inc., Class B, NVS	26,351	1,537,134
Cenovus Energy Inc.	237,276	3,815,571
CGI Inc.(a)	34,921	3,868,435
Constellation Software Inc./Canada	3,505	10,570,356
Descartes Systems Group Inc. (The)(a)	15,235	1,582,751
Dollarama Inc.	49,360	5,136,475
Element Fleet Management Corp.	68,907	1,409,962
Emera Inc.	51,181	1,933,508
Empire Co. Ltd., NVS	23,264	671,178
Enbridge Inc.	373,523	15,087,394
Fairfax Financial Holdings Ltd.	3,600	4,473,660
First Quantum Minerals Ltd.(a)	122,855	1,587,361
FirstService Corp.	7,691	1,424,024
Fortis Inc./Canada	83,337	3,604,975
Franco-Nevada Corp.	32,566	4,322,798
George Weston Ltd.	10,817	1,715,757
GFL Environmental Inc.	38,559	1,613,144
Gildan Activewear Inc.	25,132	1,229,931
Great-West Lifeco Inc.	47,420	1,591,168
Hydro One Ltd.(c)	59,119	1,903,476
iA Financial Corp. Inc.	16,816	1,370,063
IGM Financial Inc.	12,126	364,298
Imperial Oil Ltd.	31,778	2,371,339
Intact Financial Corp.	30,246	5,776,142
Ivanhoe Mines Ltd., Class A(a)(b)	117,468	1,553,191
Keyera Corp.	39,957	1,227,106
Kinross Gold Corp.	212,756	2,146,890
Loblaw Companies Ltd.	28,050	3,546,466
Lundin Mining Corp.	114,971	1,118,043
Magna International Inc.	45,766	1,806,842
Manulife Financial Corp.	307,048	8,968,752
MEG Energy Corp.	46,684	853,311
Metro Inc.	39,209	2,328,576
National Bank of Canada	57,980	5,530,035
Nutrien Ltd.	83,625	3,987,405
Onex Corp.	12,527	901,681
Open Text Corp.	47,724	1,431,360
Security	Shares	Value
Canada (continued)
Pan American Silver Corp.	64,671	$1,512,326
Parkland Corp.	25,866	601,902
Pembina Pipeline Corp.	103,727	4,339,496
Power Corp. of Canada	99,991	3,160,559
Quebecor Inc., Class B	23,435	583,540
RB Global Inc.	32,012	2,712,289
Restaurant Brands International Inc.	50,380	3,504,003
Rogers Communications Inc., Class B, NVS	61,249	2,224,557
Royal Bank of Canada	243,724	29,475,839
Saputo Inc.	42,050	802,132
Shopify Inc., Class A(a)	207,950	16,267,400
Stantec Inc.	20,083	1,629,026
Sun Life Financial Inc.	98,499	5,461,359
Suncor Energy Inc.	218,884	8,262,680
TC Energy Corp.	178,148	8,285,894
Teck Resources Ltd., Class B	78,800	3,666,222
TELUS Corp.	77,601	1,226,702
TFI International Inc.	13,952	1,867,114
Thomson Reuters Corp.	27,018	4,422,503
TMX Group Ltd.	53,145	1,659,982
Toromont Industries Ltd.	12,998	1,148,241
Toronto-Dominion Bank (The)	299,973	16,582,700
Tourmaline Oil Corp.	61,237	2,823,143
West Fraser Timber Co. Ltd.	9,089	820,872
Wheaton Precious Metals Corp.	76,870	5,076,451
WSP Global Inc.	21,528	3,847,936
		360,962,274
Chile — 0.1%
Banco de Chile	6,622,029	769,203
Banco de Credito e Inversiones SA	16,050	470,772
Banco Santander Chile	11,068,329	547,440
Cencosud SA	244,855	503,880
Empresas CMPC SA	192,205	306,074
Empresas Copec SA	70,069	442,090
Enel Americas SA	3,541,531	331,451
Enel Chile SA	6,188,912	328,429
Falabella SA(a)	139,693	501,426
Latam Airlines Group SA	34,670,502	463,754
		4,664,519
China — 8.1%
AAC Technologies Holdings Inc.	125,000	504,875
AECC Aviation Power Co. Ltd., Class A	29,400	176,603
Agricultural Bank of China Ltd., Class A	1,083,300	719,956
Agricultural Bank of China Ltd., Class H	4,618,000	2,269,036
Aier Eye Hospital Group Co. Ltd., Class A	173,942	353,589
Akeso Inc.(a)(c)	112,000	902,714
Alibaba Group Holding Ltd.	2,603,764	31,850,040
Alibaba Health Information Technology Ltd.(a)(b)	908,000	459,191
Aluminum Corp. of China Ltd., Class H	854,000	544,127
Anhui Conch Cement Co. Ltd., Class A	88,498	332,548
Anhui Conch Cement Co. Ltd., Class H	168,000	488,013
Anhui Gujing Distillery Co. Ltd., Class A	10,300	273,069
Anhui Gujing Distillery Co. Ltd., Class B	19,800	303,153
Anjoy Foods Group Co. Ltd., Class A	13,700	164,912
ANTA Sports Products Ltd.	219,800	2,345,965
Asymchem Laboratories Tianjin Co. Ltd., Class A	11,000	128,345
Autohome Inc., ADR	13,432	377,439
AviChina Industry & Technology Co. Ltd., Class H	565,000	303,479
Baidu Inc., Class A(a)	390,588	4,456,930
Bank of Beijing Co. Ltd., Class A	355,698	282,485
Bank of China Ltd., Class A	725,000	490,927

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bank of China Ltd., Class H	13,022,000	$6,180,628
Bank of Communications Co. Ltd., Class A	419,200	418,850
Bank of Communications Co. Ltd., Class H	1,500,800	1,136,683
Bank of Jiangsu Co. Ltd., Class A	354,600	439,064
Bank of Ningbo Co. Ltd., Class A	89,377	321,073
Bank of Shanghai Co. Ltd., Class A	277,099	301,842
Baoshan Iron & Steel Co. Ltd., Class A	401,396	368,065
BeiGene Ltd.(a)	118,176	1,861,219
Beijing Enterprises Holdings Ltd.	90,000	294,871
Beijing Enterprises Water Group Ltd.	810,000	241,168
Beijing Kingsoft Office Software Inc., Class A	7,000	252,863
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	702,500	535,654
Bilibili Inc., Class Z(a)	40,574	896,444
BOC Aviation Ltd.(c)	43,800	340,299
BOE Technology Group Co. Ltd., Class A	896,700	588,057
Bosideng International Holdings Ltd.	632,000	354,449
BYD Co. Ltd., Class A	27,700	1,140,429
BYD Co. Ltd., Class H	175,000	6,320,756
BYD Electronic International Co. Ltd.	161,000	689,952
C&D International Investment Group Ltd.(b)	115,000	217,453
CGN Power Co. Ltd., Class A	165,600	93,822
CGN Power Co. Ltd., Class H(c)	2,329,000	837,131
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	209,445
China CITIC Bank Corp. Ltd., Class H	1,581,000	985,351
China Coal Energy Co. Ltd., Class H	390,000	486,517
China Communications Services Corp. Ltd., Class H	534,000	286,891
China Construction Bank Corp., Class H	16,745,050	12,998,119
China CSSC Holdings Ltd., Class A	84,900	437,972
China Energy Engineering Corp. Ltd., Class A	330,900	108,768
China Everbright Bank Co. Ltd., Class A	864,200	418,895
China Everbright Bank Co. Ltd., Class H	566,000	191,319
China Feihe Ltd.(c)	690,000	520,773
China Galaxy Securities Co. Ltd., Class H	743,000	661,402
China Gas Holdings Ltd.	525,000	450,846
China Hongqiao Group Ltd.	577,000	927,063
China International Capital Corp. Ltd., Class H(c)	318,400	575,444
China Life Insurance Co. Ltd., Class A	43,000	252,998
China Life Insurance Co. Ltd., Class H	1,213,000	2,571,246
China Literature Ltd.(a)(c)	71,800	259,239
China Longyuan Power Group Corp. Ltd., Class H	602,000	535,303
China Mengniu Dairy Co. Ltd.	570,000	1,276,492
China Merchants Bank Co. Ltd., Class A	270,600	1,421,145
China Merchants Bank Co. Ltd., Class H	609,593	2,983,058
China Merchants Port Holdings Co. Ltd.	240,000	394,684
China Merchants Securities Co. Ltd., Class A	179,660	485,673
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	196,567
China Minsheng Banking Corp. Ltd., Class A	880,295	467,365
China Minsheng Banking Corp. Ltd., Class H	681,240	253,025
China National Building Material Co. Ltd., Class H	712,000	302,914
China National Nuclear Power Co. Ltd., Class A	324,900	458,675
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	127,300	382,919
China Oilfield Services Ltd., Class H	356,000	333,098
China Overseas Land & Investment Ltd.	633,000	1,209,548
China Pacific Insurance Group Co. Ltd., Class A	130,097	672,689
China Pacific Insurance Group Co. Ltd., Class H	373,800	1,298,152
China Petroleum & Chemical Corp., Class A	534,398	463,982
China Petroleum & Chemical Corp., Class H	3,905,000	2,199,649
Security	Shares	Value
China (continued)
China Power International Development Ltd.	968,000	$415,563
China Railway Group Ltd., Class A	401,396	361,506
China Railway Group Ltd., Class H	562,000	280,449
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	285,000	1,055,724
China Resources Gas Group Ltd.	168,100	648,131
China Resources Land Ltd.	570,000	1,900,057
China Resources Mixc Lifestyle Services Ltd.(c)	118,800	490,100
China Resources Pharmaceutical Group Ltd.(c)	341,500	241,552
China Resources Power Holdings Co. Ltd.	356,000	856,357
China Ruyi Holdings Ltd.(a)(b)	960,000	235,727
China Shenhua Energy Co. Ltd., Class A	97,600	548,889
China Shenhua Energy Co. Ltd., Class H	553,500	2,396,611
China State Construction Engineering Corp. Ltd., Class A	556,798	471,211
China State Construction International Holdings Ltd.	356,000	522,957
China Taiping Insurance Holdings Co. Ltd.	294,400	507,089
China Three Gorges Renewables Group Co. Ltd., Class A	629,300	420,328
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	374,605
China Tower Corp. Ltd., Class H(c)	7,762,000	1,047,333
China United Network Communications Ltd., Class A	461,900	323,672
China Vanke Co. Ltd., Class A(a)	203,800	266,261
China Vanke Co. Ltd., Class H(a)(b)	254,400	242,204
China Yangtze Power Co. Ltd., Class A	297,849	1,153,504
Chongqing Changan Automobile Co. Ltd., Class A	111,900	208,121
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	133,618
Chow Tai Fook Jewellery Group Ltd.	368,200	348,742
CITIC Ltd.	981,000	1,152,292
CITIC Securities Co. Ltd., Class A	171,400	676,791
CITIC Securities Co. Ltd., Class H	293,825	811,498
CMOC Group Ltd., Class A	419,200	444,630
CMOC Group Ltd., Class H	393,000	325,311
Contemporary Amperex Technology Co. Ltd., Class A	49,560	1,718,663
Cosco Shipping Energy Transportation Co. Ltd., Class H	270,000	258,396
Cosco Shipping Holdings Co. Ltd., Class A	211,030	431,919
Cosco Shipping Holdings Co. Ltd., Class H	437,749	648,278
Country Garden Holdings Co. Ltd.(a)(d)	119,000	3,827
CRRC Corp. Ltd., Class A	535,200	625,002
CRRC Corp. Ltd., Class H	479,000	310,042
CSC Financial Co. Ltd., Class A	126,100	450,372
CSPC Pharmaceutical Group Ltd.	1,610,960	1,192,647
Daqin Railway Co. Ltd., Class A	357,100	326,676
East Money Information Co. Ltd., Class A	254,042	827,246
ENN Energy Holdings Ltd.	135,800	956,750
Eve Energy Co. Ltd., Class A	35,600	242,821
Far East Horizon Ltd.	274,000	192,791
Focus Media Information Technology Co. Ltd., Class A	243,150	246,275
Foshan Haitian Flavouring & Food Co. Ltd., Class A	75,396	463,788
Fosun International Ltd.	452,500	256,902
Foxconn Industrial Internet Co. Ltd., Class A	143,900	482,229
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	1,038,572
Ganfeng Lithium Group Co. Ltd., Class A	66,700	318,109
GCL Technology Holdings Ltd.(a)	3,649,000	805,725
Geely Automobile Holdings Ltd.	1,032,000	1,814,151
Genscript Biotech Corp.(a)	220,000	336,506
Giant Biogene Holding Co. Ltd.(c)	54,400	368,959

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
GoerTek Inc., Class A	43,400	$142,362
Great Wall Motor Co. Ltd., Class H	462,500	735,458
Guangdong Investment Ltd.	612,000	389,585
Guangzhou Automobile Group Co. Ltd., Class H(b)	686,028	240,477
Guotai Junan Securities Co. Ltd., Class A	255,900	681,807
H World Group Ltd., ADR	35,698	1,309,760
Haidilao International Holding Ltd.(c)	295,000	594,991
Haier Smart Home Co. Ltd., Class A	132,700	544,905
Haier Smart Home Co. Ltd., Class A	367,800	1,334,829
Haitian International Holdings Ltd.	123,000	340,216
Haitong Securities Co. Ltd., Class A	326,892	541,204
Haitong Securities Co. Ltd., Class H	233,200	194,233
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	160,020
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	545,583
Henan Shuanghui Investment & Development Co. Ltd., Class A	79,400	277,617
Hengan International Group Co. Ltd.	111,500	329,244
Hengli Petrochemical Co. Ltd., Class A	217,400	419,524
Hisense Home Appliances Group Co. Ltd., Class H	72,466	229,593
Hua Hong Semiconductor Ltd.(c)	110,000	307,659
Huaneng Power International Inc., Class H	840,000	450,069
Huatai Securities Co. Ltd., Class A	179,500	444,453
Huatai Securities Co. Ltd., Class H(c)	228,200	386,267
Huaxia Bank Co. Ltd., Class A	361,100	358,584
Iflytek Co. Ltd., Class A	43,700	281,247
Industrial & Commercial Bank of China Ltd., Class A	734,440	623,482
Industrial & Commercial Bank of China Ltd., Class H	11,911,285	7,145,057
Industrial Bank Co. Ltd., Class A	251,942	647,091
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	116,999	459,430
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,800	430,725
Innovent Biologics Inc.(a)(c)	211,000	917,254
iQIYI Inc., ADR(a)(b)	98,317	256,607
JA Solar Technology Co. Ltd., Class A	93,724	254,808
JD Health International Inc.(a)(c)	187,450	670,949
JD Logistics Inc.(a)(c)	345,400	702,847
JD.com Inc., Class A	430,158	8,723,272
Jiangsu Expressway Co. Ltd., Class H	218,000	219,568
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	280,563
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	102,956	674,828
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,400	399,930
Jiangxi Copper Co. Ltd., Class H	325,000	546,685
Kanzhun Ltd., ADR	44,006	640,287
KE Holdings Inc., ADR	110,845	2,430,831
Kingdee International Software Group Co. Ltd.(a)	518,000	542,271
Kingsoft Corp. Ltd.	173,400	597,579
Kuaishou Technology(a)(c)	401,000	2,363,096
Kunlun Energy Co. Ltd.	702,000	665,750
Kweichow Moutai Co. Ltd., Class A	13,700	2,940,068
Legend Biotech Corp., ADR(a)(b)	12,159	547,398
Lenovo Group Ltd.	1,456,000	1,919,934
Lens Technology Co. Ltd., Class A	89,725	283,031
Li Auto Inc., Class A(a)	211,106	2,654,676
Li Ning Co. Ltd.	396,500	809,022
Longfor Group Holdings Ltd.(c)	336,500	545,132
LONGi Green Energy Technology Co. Ltd., Class A	123,696	343,260
Luxshare Precision Industry Co. Ltd., Class A	108,988	641,598
Luzhou Laojiao Co. Ltd., Class A	18,800	358,160
Mango Excellent Media Co. Ltd., Class A	61,400	216,290
Meituan, Class B(a)(c)	864,960	20,439,325
Security	Shares	Value
China (continued)
Midea Group Co. Ltd.(a)(b)	63,200	$593,864
Midea Group Co. Ltd., Class A	48,500	485,781
MINISO Group Holding Ltd.(b)	71,432	357,970
Muyuan Foods Co. Ltd., Class A(a)	87,458	536,245
NARI Technology Co. Ltd., Class A	152,744	557,664
NAURA Technology Group Co. Ltd., Class A	10,200	561,025
NetEase Inc.	334,285	5,378,242
New China Life Insurance Co. Ltd., Class A	68,100	459,195
New China Life Insurance Co. Ltd., Class H	115,100	388,435
New Hope Liuhe Co. Ltd., Class A(a)	218,507	300,902
New Oriental Education & Technology Group Inc.	251,610	1,574,589
Ningbo Deye Technology Co. Ltd., Class A, NVS	9,438	125,543
Ningxia Baofeng Energy Group Co. Ltd., Class A	223,000	497,776
NIO Inc., Class A(a)	239,308	1,230,865
Nongfu Spring Co. Ltd., Class H(c)	346,000	1,289,146
Orient Overseas International Ltd.	24,000	327,149
PDD Holdings Inc., ADR(a)	118,463	14,285,453
People's Insurance Co. Group of China Ltd. (The), Class H	1,627,000	821,235
PetroChina Co. Ltd., Class A	207,100	235,323
PetroChina Co. Ltd., Class H	3,656,000	2,745,342
PICC Property & Casualty Co. Ltd., Class H	1,188,285	1,802,592
Ping An Bank Co. Ltd., Class A	328,500	525,639
Ping An Insurance Group Co. of China Ltd., Class A	154,306	1,213,059
Ping An Insurance Group Co. of China Ltd., Class H	1,116,000	6,914,490
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	266,349
Pop Mart International Group Ltd.(c)	101,000	913,130
Postal Savings Bank of China Co. Ltd., Class A	507,000	371,316
Postal Savings Bank of China Co. Ltd., Class H(c)	1,226,000	704,069
Qifu Technology Inc.	23,843	782,289
Rongsheng Petrochemical Co. Ltd., Class A	187,150	247,829
SAIC Motor Corp. Ltd., Class A	209,000	377,823
Sany Heavy Industry Co. Ltd., Class A	161,027	413,034
Seres Group Co. Ltd., Class A, NVS(a)	21,700	355,286
SF Holding Co. Ltd., Class A	74,800	470,005
Shaanxi Coal Industry Co. Ltd., Class A	127,800	443,119
Shandong Gold Mining Co. Ltd., Class A	132,000	485,355
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	280,740
Shanghai Baosight Software Co. Ltd., Class B	202,641	306,721
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	331,839
Shanghai Pudong Development Bank Co. Ltd., Class A	425,600	589,192
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	14,138	242,749
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	504,731
Shenwan Hongyuan Group Co. Ltd., Class A	777,006	580,780
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	321,420
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	658,857
Shenzhou International Group Holdings Ltd.	139,000	1,073,359
Sino Biopharmaceutical Ltd.	1,799,000	817,226
Sinopharm Group Co. Ltd., Class H	242,400	603,889
Sinotruk Hong Kong Ltd.	132,500	357,919
Smoore International Holdings Ltd.(c)	373,000	486,970
Sungrow Power Supply Co. Ltd., Class A	36,120	459,989
Sunny Optical Technology Group Co. Ltd.	124,100	807,270
Suzhou Maxwell Technologies Co. Ltd., Class A	7,200	117,346
TAL Education Group, ADR(a)	76,441	850,024

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	88,000	$156,766
Tencent Holdings Ltd.	1,123,500	58,581,637
Tencent Music Entertainment Group, ADR	134,716	1,499,389
Tingyi Cayman Islands Holding Corp.	358,000	522,284
Tongcheng Travel Holdings Ltd.	240,000	542,983
Tongwei Co. Ltd., Class A	86,900	376,448
Topsports International Holdings Ltd.(c)	318,000	105,957
TravelSky Technology Ltd., Class H	142,000	199,025
Trina Solar Co. Ltd., Class A	39,617	139,411
Trip.com Group Ltd.(a)	94,710	6,095,012
Tsingtao Brewery Co. Ltd., Class H	112,000	722,502
Vipshop Holdings Ltd., ADR	62,257	898,991
Wanhua Chemical Group Co. Ltd., Class A	52,431	554,618
Want Want China Holdings Ltd.	889,000	553,474
Weichai Power Co. Ltd., Class H	369,000	557,582
Wens Foodstuff Group Co. Ltd., Class A	109,360	286,152
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	387,575
Wingtech Technology Co. Ltd., Class A	35,500	217,018
Wuliangye Yibin Co. Ltd., Class A	50,000	1,031,519
WuXi AppTec Co. Ltd., Class A	45,614	333,408
WuXi AppTec Co. Ltd., Class H(c)	58,236	387,288
Wuxi Biologics Cayman Inc.(a)(c)	642,500	1,364,928
Xiaomi Corp., Class B(a)(c)	2,656,800	9,112,548
Xinyi Solar Holdings Ltd.	874,000	448,245
XPeng Inc., Class A(a)	226,032	1,277,144
Yadea Group Holdings Ltd.(c)	200,000	345,451
Yankuang Energy Group Co. Ltd., Class H	640,700	833,645
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	168,019
Yum China Holdings Inc.	67,160	2,962,428
Yunnan Baiyao Group Co. Ltd., Class A	55,698	447,002
Yunnan Energy New Material Co. Ltd., Class A	25,100	125,455
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	448,380
Zhaojin Mining Industry Co. Ltd., Class H(b)	278,000	487,177
Zhejiang Expressway Co. Ltd., Class H	231,840	153,602
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	199,940
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	87,872	346,885
Zhongsheng Group Holdings Ltd.	156,500	240,664
Zhuzhou CRRC Times Electric Co. Ltd., Class H	114,200	438,239
Zijin Mining Group Co. Ltd., Class A	357,600	838,122
Zijin Mining Group Co. Ltd., Class H	860,000	1,831,862
ZTE Corp., Class A	42,800	181,503
ZTE Corp., Class H	130,800	325,544
ZTO Express Cayman Inc.	73,129	1,686,582
		372,383,917
Colombia — 0.0%
Bancolombia SA	35,968	307,235
Interconexion Electrica SA ESP	73,165	290,659
		597,894
Czech Republic — 0.0%
CEZ AS(b)	25,687	995,351
Komercni Banka AS	13,163	454,837
Moneta Money Bank AS(c)	63,542	316,647
		1,766,835
Denmark — 2.1%
AP Moller - Maersk A/S, Class A	630	960,712
AP Moller - Maersk A/S, Class B, NVS	679	1,074,017
Carlsberg A/S, Class B	16,596	1,834,085
Coloplast A/S, Class B	21,659	2,712,802
Danske Bank A/S	119,037	3,519,810
Security	Shares	Value
Denmark (continued)
Demant A/S(a)	17,173	$634,306
DSV A/S	35,147	7,693,870
Genmab A/S(a)	11,280	2,526,238
Novo Nordisk A/S, Class B	553,891	62,127,178
Novonesis (Novozymes) B, Class B	60,799	3,820,715
Orsted A/S(a)(b)(c)	32,778	1,929,202
Pandora A/S	14,096	2,131,261
Rockwool A/S, Class B	1,675	724,856
Tryg A/S	59,255	1,398,462
Vestas Wind Systems A/S(a)	174,335	3,322,359
Zealand Pharma A/S(a)	10,901	1,258,438
		97,668,311
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	756,449
Eastern Co. SAE	263,319	146,856
		903,305
Finland — 0.7%
Elisa OYJ	24,402	1,161,534
Fortum OYJ	74,351	1,097,772
Kesko OYJ, Class B	48,930	1,050,929
Kone OYJ, Class B	58,309	3,197,490
Metso OYJ	110,908	1,055,529
Neste OYJ	72,357	1,161,765
Nokia OYJ	914,222	4,326,116
Nordea Bank Abp	545,395	6,384,929
Orion OYJ, Class B	18,709	908,659
Sampo OYJ, Class A	85,503	3,791,290
Stora Enso OYJ, Class R	97,186	1,084,542
UPM-Kymmene OYJ	92,744	2,729,137
Wartsila OYJ Abp	87,463	1,675,129
		29,624,821
France — 7.0%
Accor SA	34,604	1,569,886
Aeroports de Paris SA	6,774	805,884
Air Liquide SA	98,474	17,656,512
Airbus SE	101,785	15,526,406
Alstom SA(a)	57,401	1,262,619
Amundi SA(c)	10,329	748,894
ArcelorMittal SA	81,367	2,012,555
Arkema SA	10,057	886,244
AXA SA	310,378	11,653,851
BioMerieux	8,285	927,285
BNP Paribas SA	174,985	11,950,422
Bollore SE	137,374	857,622
Bouygues SA	33,611	1,080,309
Bureau Veritas SA	55,628	1,764,238
Capgemini SE	26,829	4,654,316
Carrefour SA	95,767	1,520,869
Cie de Saint-Gobain SA	78,085	7,081,130
Cie Generale des Etablissements Michelin SCA	115,393	3,899,765
Covivio SA/France	8,653	492,264
Credit Agricole SA	193,402	2,964,481
Danone SA	108,443	7,747,006
Dassault Aviation SA	3,843	775,953
Dassault Systemes SE	113,917	3,898,828
Edenred SE	42,832	1,385,300
Eiffage SA	11,361	1,057,410
Engie SA	306,716	5,141,023
EssilorLuxottica SA	51,420	12,060,966
Eurazeo SE	7,284	555,571
Eurofins Scientific SE	22,764	1,122,765

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Euronext NV(c)	14,089	$1,554,504
Gecina SA	7,501	801,617
Getlink SE	59,352	1,008,666
Hermes International SCA	5,444	12,372,855
Ipsen SA	6,646	810,197
Kering SA	12,591	3,144,860
Klepierre SA	40,092	1,281,805
La Francaise des Jeux SAEM(c)	15,913	680,205
Legrand SA	44,802	5,056,729
L'Oreal SA	41,165	15,443,878
LVMH Moet Hennessy Louis Vuitton SE	47,273	31,470,598
Orange SA	309,276	3,397,613
Pernod Ricard SA	34,588	4,315,495
Publicis Groupe SA	38,448	4,086,382
Renault SA	31,436	1,438,336
Rexel SA	38,286	1,054,834
Safran SA	57,965	13,121,280
Sanofi SA	195,324	20,641,795
Sartorius Stedim Biotech	4,764	955,672
Schneider Electric SE	94,585	24,502,116
SEB SA	4,562	481,951
Societe Generale SA	120,725	3,467,398
Sodexo SA	14,543	1,262,368
STMicroelectronics NV	116,610	3,169,742
Teleperformance SE	9,252	980,729
Thales SA	17,741	2,859,822
TotalEnergies SE	368,389	23,118,489
Unibail-Rodamco-Westfield, New	19,454	1,590,798
Veolia Environnement SA	118,956	3,776,816
Vinci SA	85,868	9,618,992
Vivendi SE	120,685	1,289,583
		321,816,499
Germany — 5.5%
adidas AG	27,658	6,623,847
Allianz SE, Registered	67,200	21,154,910
BASF SE	153,087	7,441,959
Bayer AG, Registered	169,275	4,561,439
Bayerische Motoren Werke AG	54,678	4,310,594
Bechtle AG	14,976	511,346
Beiersdorf AG	17,524	2,365,630
Brenntag SE	21,916	1,429,647
Carl Zeiss Meditec AG, Bearer(b)	7,025	442,237
Commerzbank AG	182,970	3,245,086
Continental AG	18,506	1,154,965
Covestro AG(a)(c)	32,791	2,076,864
CTS Eventim AG & Co. KGaA	10,721	1,125,867
Daimler Truck Holding AG	83,973	3,472,336
Delivery Hero SE, Class A(a)(c)	34,882	1,480,814
Deutsche Bank AG, Registered	326,151	5,541,230
Deutsche Boerse AG	33,341	7,744,390
Deutsche Lufthansa AG, Registered	108,491	753,889
Deutsche Post AG, Registered	174,817	7,022,315
Deutsche Telekom AG, Registered	595,489	18,003,724
E.ON SE	384,963	5,195,102
Evonik Industries AG	43,062	949,051
Fresenius Medical Care AG & Co. KGaA	35,961	1,407,692
Fresenius SE & Co. KGaA(a)	72,946	2,663,305
GEA Group AG	26,078	1,284,493
Hannover Rueck SE	10,344	2,716,271
Heidelberg Materials AG	23,231	2,558,641
Henkel AG & Co. KGaA	18,276	1,425,376
Infineon Technologies AG	224,359	7,095,271
Security	Shares	Value
Germany (continued)
Knorr-Bremse AG	12,383	$1,021,485
LEG Immobilien SE	12,307	1,162,611
Mercedes-Benz Group AG	128,889	7,830,090
Merck KGaA	22,335	3,692,540
MTU Aero Engines AG	9,413	3,076,555
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,009	11,766,347
Nemetschek SE	9,883	1,064,914
Puma SE	18,325	835,616
Qiagen NV, NVS	38,508	1,631,910
Rational AG	915	896,061
Rheinmetall AG	7,531	3,877,226
RWE AG	108,878	3,528,690
SAP SE	180,008	42,029,147
Scout24 SE(c)	12,800	1,105,732
Siemens AG, Registered	130,484	25,385,637
Siemens Energy AG(a)	110,707	4,547,079
Siemens Healthineers AG(c)	48,696	2,542,148
Symrise AG, Class A	22,929	2,759,061
Talanx AG(a)	11,765	906,707
Vonovia SE	130,865	4,290,505
Zalando SE(a)(c)	40,485	1,225,589
		250,933,941
Greece — 0.1%
Alpha Services and Holdings SA	416,946	628,058
Eurobank Ergasias Services and Holdings SA, Class A	492,869	1,019,854
Hellenic Telecommunications Organization SA	34,927	577,137
Jumbo SA	23,107	616,717
Metlen Energy & Metals SA	17,297	607,669
National Bank of Greece SA	142,027	1,112,742
OPAP SA	33,217	566,547
Piraeus Financial Holdings SA	154,090	580,585
Public Power Corp. SA	37,061	487,259
		6,196,568
Hong Kong — 1.3%
AIA Group Ltd.	1,906,400	15,045,916
BOC Hong Kong Holdings Ltd.	633,500	2,068,207
CK Asset Holdings Ltd.	330,060	1,349,274
CK Hutchison Holdings Ltd.	471,060	2,477,365
CK Infrastructure Holdings Ltd.	113,000	799,631
CLP Holdings Ltd.	281,500	2,391,229
Futu Holdings Ltd., ADR(a)	9,656	917,223
Galaxy Entertainment Group Ltd.	380,000	1,691,219
Hang Seng Bank Ltd.	133,800	1,636,666
Henderson Land Development Co. Ltd.	234,617	752,343
HKT Trust & HKT Ltd., Class SS	644,000	800,302
Hong Kong & China Gas Co. Ltd.	2,017,748	1,562,878
Hong Kong Exchanges & Clearing Ltd.	206,200	8,256,321
Hongkong Land Holdings Ltd.	192,400	824,932
Jardine Matheson Holdings Ltd.	28,100	1,081,850
Link REIT	426,920	1,989,198
MTR Corp. Ltd.	245,000	891,406
Power Assets Holdings Ltd.	234,500	1,562,067
Sands China Ltd.(a)	420,800	1,070,632
Sino Land Co. Ltd.	684,000	684,518
SITC International Holdings Co. Ltd.	244,000	690,498
Sun Hung Kai Properties Ltd.	247,000	2,674,507
Swire Pacific Ltd., Class A	80,000	670,054
Techtronic Industries Co. Ltd.	234,500	3,392,147
WH Group Ltd.(c)	1,379,500	1,073,688

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd. (The)	177,000	$501,512
Wharf Real Estate Investment Co. Ltd.	299,000	898,970
		57,754,553
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	78,523	544,913
OTP Bank Nyrt	38,680	1,925,723
Richter Gedeon Nyrt	23,410	676,218
		3,146,854
India — 5.6%
ABB India Ltd.	9,358	824,250
Adani Enterprises Ltd.	28,505	996,975
Adani Green Energy Ltd.(a)	53,431	1,011,965
Adani Ports & Special Economic Zone Ltd.	89,345	1,457,723
Adani Power Ltd.(a)	131,280	921,737
Ambuja Cements Ltd.	105,788	729,295
APL Apollo Tubes Ltd.	28,443	513,679
Apollo Hospitals Enterprise Ltd.	17,835	1,485,819
Ashok Leyland Ltd.	284,139	701,872
Asian Paints Ltd.	65,723	2,289,004
Astral Ltd.	22,040	463,112
AU Small Finance Bank Ltd.(c)	70,126	509,775
Aurobindo Pharma Ltd.	51,350	851,181
Avenue Supermarts Ltd.(a)(c)	27,213	1,270,097
Axis Bank Ltd.	401,014	5,508,789
Bajaj Auto Ltd.	11,799	1,378,054
Bajaj Finance Ltd.	47,852	3,908,582
Bajaj Finserv Ltd.	67,463	1,399,951
Bajaj Holdings & Investment Ltd.	3,993	485,255
Balkrishna Industries Ltd.	13,786	463,949
Bank of Baroda	175,948	523,234
Bharat Electronics Ltd.	612,077	2,066,125
Bharat Forge Ltd.	42,773	715,953
Bharat Heavy Electricals Ltd.	184,199	521,427
Bharat Petroleum Corp. Ltd.	263,458	971,844
Bharti Airtel Ltd.	437,002	8,364,425
Bosch Ltd.	1,552	647,401
Britannia Industries Ltd.	18,310	1,244,860
CG Power & Industrial Solutions Ltd.	112,064	935,897
Cholamandalam Investment and Finance Co. Ltd.	68,654	1,034,963
Cipla Ltd.	91,618	1,685,471
Coal India Ltd.	309,461	1,659,934
Colgate-Palmolive India Ltd.	22,799	829,208
Container Corp. of India Ltd.	41,941	421,736
Cummins India Ltd.	24,006	995,770
Dabur India Ltd.	89,036	570,929
Divi's Laboratories Ltd.	20,748	1,450,088
Dixon Technologies India Ltd.	5,614	936,638
DLF Ltd.	135,293	1,315,139
Dr Reddy's Laboratories Ltd.	102,745	1,554,097
Eicher Motors Ltd.	23,826	1,382,805
GAIL India Ltd.	407,082	964,569
GMR Airports Infrastructure Ltd.(a)	429,577	403,304
Godrej Consumer Products Ltd.	71,564	1,090,407
Godrej Properties Ltd.(a)	21,143	719,620
Grasim Industries Ltd.	50,719	1,624,309
Havells India Ltd.	40,788	793,787
HCL Technologies Ltd.	159,190	3,330,988
HDFC Asset Management Co. Ltd.(c)	14,725	751,438
HDFC Bank Ltd.	736,988	15,148,574
HDFC Life Insurance Co. Ltd.(c)	155,145	1,325,173
Hero MotoCorp Ltd.	20,544	1,214,774
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	236,084	$1,915,680
Hindustan Aeronautics Ltd., NVS	35,174	1,770,022
Hindustan Petroleum Corp. Ltd.	157,066	710,206
Hindustan Unilever Ltd.	136,328	4,093,085
ICICI Bank Ltd.	896,630	13,753,899
ICICI Lombard General Insurance Co. Ltd.(c)	35,869	814,844
ICICI Prudential Life Insurance Co. Ltd.(c)	68,815	605,029
IDFC First Bank Ltd.(a)	548,156	428,231
Indian Hotels Co. Ltd., Class A	150,809	1,209,456
Indian Oil Corp. Ltd.	490,035	825,896
Indian Railway Catering & Tourism Corp. Ltd.	40,589	395,342
Indus Towers Ltd.(a)	200,170	807,672
IndusInd Bank Ltd.	47,539	594,740
Info Edge India Ltd.	13,661	1,205,364
Infosys Ltd.	574,219	11,980,875
InterGlobe Aviation Ltd.(a)(c)	29,551	1,419,614
ITC Ltd.	509,921	2,958,505
Jindal Stainless Ltd.	64,033	512,658
Jindal Steel & Power Ltd.	57,877	631,657
Jio Financial Services Ltd., NVS(a)	492,822	1,884,955
JSW Energy Ltd.	61,677	497,196
JSW Steel Ltd.	111,745	1,275,856
Jubilant Foodworks Ltd.	72,685	496,584
Kotak Mahindra Bank Ltd.	184,918	3,796,405
Larsen & Toubro Ltd.	113,898	4,892,681
LTIMindtree Ltd.(c)	15,119	1,023,085
Lupin Ltd.	40,360	1,047,212
Macrotech Developers Ltd.	55,097	787,690
Mahindra & Mahindra Ltd.	162,671	5,253,042
Mankind Pharma Ltd.(a)	19,178	606,887
Marico Ltd.	88,718	674,090
Maruti Suzuki India Ltd.	22,321	2,929,681
Max Healthcare Institute Ltd.	135,863	1,640,052
Mphasis Ltd.	14,430	491,860
MRF Ltd.	427	621,023
Muthoot Finance Ltd.	17,075	390,944
Nestle India Ltd., NVS	56,718	1,525,322
NHPC Ltd., NVS	531,836	520,701
NMDC Ltd.	180,009	472,742
NTPC Ltd.	737,227	3,565,659
Oil & Natural Gas Corp. Ltd.	536,196	1,691,015
Oil India Ltd.	83,711	469,114
Oracle Financial Services Software Ltd.	3,711	478,942
Page Industries Ltd.	1,162	595,427
PB Fintech Ltd.(a)	51,775	1,046,085
Persistent Systems Ltd., NVS	18,665	1,188,428
Petronet LNG Ltd.	133,271	525,900
Phoenix Mills Ltd. (The)	34,790	628,448
PI Industries Ltd.	15,290	813,335
Pidilite Industries Ltd.	27,692	1,034,014
Polycab India Ltd.	9,644	739,655
Power Finance Corp. Ltd.	258,775	1,390,202
Power Grid Corp. of India Ltd.	784,650	2,984,792
Prestige Estates Projects Ltd.	28,673	556,664
Punjab National Bank	376,409	437,199
Rail Vikas Nigam Ltd.	89,236	497,781
REC Ltd.	234,948	1,450,609
Reliance Industries Ltd.	1,037,816	16,409,921
Samvardhana Motherson International Ltd.	475,237	1,018,234
SBI Cards & Payment Services Ltd.	40,386	329,817
SBI Life Insurance Co. Ltd.(c)	77,395	1,490,068
Shree Cement Ltd.	1,351	401,845

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Shriram Finance Ltd.	46,308	$1,719,286
Siemens Ltd.	15,164	1,254,464
Solar Industries India Ltd.	5,163	626,106
Sona Blw Precision Forgings Ltd.(c)	67,407	548,304
SRF Ltd.	23,452	623,561
State Bank of India	307,484	2,992,207
Sun Pharmaceutical Industries Ltd.	165,855	3,639,731
Sundaram Finance Ltd.	11,797	674,217
Supreme Industries Ltd.	10,653	542,751
Suzlon Energy Ltd.(a)	1,624,714	1,288,383
Tata Communications Ltd.	19,371	407,902
Tata Consultancy Services Ltd.	152,273	7,162,477
Tata Consumer Products Ltd.	104,232	1,240,070
Tata Elxsi Ltd.	5,907	492,152
Tata Motors Ltd.	347,170	3,433,872
Tata Power Co. Ltd. (The)	242,683	1,265,001
Tata Steel Ltd.	1,281,313	2,251,936
Tech Mahindra Ltd.	88,304	1,680,780
Thermax Ltd.	7,298	427,142
Titan Co. Ltd.	59,361	2,299,335
Torrent Pharmaceuticals Ltd.	18,375	698,445
Torrent Power Ltd.	30,140	652,016
Trent Ltd.	30,946	2,615,027
Tube Investments of India Ltd.	19,800	1,052,666
TVS Motor Co. Ltd.	37,965	1,123,757
UltraTech Cement Ltd.	19,770	2,596,115
Union Bank of India Ltd.	261,185	362,198
United Spirits Ltd.	51,512	886,382
UPL Ltd.	87,339	574,148
Varun Beverages Ltd.	201,142	1,429,873
Vedanta Ltd.	241,402	1,328,839
Vodafone Idea Ltd.(a)	3,822,824	367,579
Wipro Ltd.	220,050	1,432,396
Yes Bank Ltd.(a)	2,469,149	596,058
Zomato Ltd.(a)	1,131,748	3,246,993
Zydus Lifesciences Ltd.	43,154	512,580
		255,614,637
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	2,433,100	560,011
Amman Mineral Internasional PT(a)	1,092,300	636,606
Astra International Tbk PT	3,259,900	1,058,318
Bank Central Asia Tbk PT	9,552,900	6,238,753
Bank Mandiri Persero Tbk PT	6,244,968	2,651,106
Bank Negara Indonesia Persero Tbk PT	2,608,900	870,162
Bank Rakyat Indonesia Persero Tbk PT	11,817,716	3,602,678
Barito Pacific Tbk PT	5,676,088	359,363
Chandra Asri Pacific Tbk PT	1,348,148	751,596
Charoen Pokphand Indonesia Tbk PT	1,406,400	470,443
GoTo Gojek Tokopedia Tbk PT(a)	147,487,900	636,636
Indah Kiat Pulp & Paper Tbk PT	527,200	270,790
Indofood CBP Sukses Makmur Tbk PT	324,000	254,431
Indofood Sukses Makmur Tbk PT	591,300	286,326
Kalbe Farma Tbk PT	4,383,700	451,078
Merdeka Copper Gold Tbk PT(a)	1,877,107	290,173
Sumber Alfaria Trijaya Tbk PT	2,856,700	604,284
Telkom Indonesia Persero Tbk PT	8,332,300	1,489,338
Unilever Indonesia Tbk PT	1,379,500	172,657
United Tractors Tbk PT	360,545	629,339
		22,284,088
Ireland — 0.2%
AIB Group PLC	260,049	1,394,133
Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	167,462	$1,552,072
Kerry Group PLC, Class A	26,129	2,609,644
Kingspan Group PLC	27,634	2,440,273
		7,996,122
Israel — 0.5%
Azrieli Group Ltd.(b)	8,709	664,852
Bank Hapoalim BM	213,421	2,223,685
Bank Leumi Le-Israel BM	257,689	2,617,998
Check Point Software Technologies Ltd.(a)	14,948	2,589,143
CyberArk Software Ltd.(a)	7,519	2,079,154
Elbit Systems Ltd.	4,764	1,091,237
Global-e Online Ltd.(a)(b)	17,003	653,595
ICL Group Ltd.	121,488	498,727
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	225,396	1,324,876
Mizrahi Tefahot Bank Ltd.	28,409	1,171,377
Monday.com Ltd.(a)	6,461	1,898,694
Nice Ltd.(a)	10,829	1,881,639
Teva Pharmaceutical Industries Ltd., ADR(a)	192,660	3,552,650
Wix.com Ltd.(a)	9,434	1,576,610
		23,824,239
Italy — 1.8%
Amplifon SpA	21,136	590,414
Banco BPM SpA	223,697	1,508,856
Davide Campari-Milano NV(b)	96,540	648,147
DiaSorin SpA	4,233	459,749
Enel SpA	1,383,159	10,489,978
Eni SpA	383,420	5,840,707
Ferrari NV	21,692	10,355,091
FinecoBank Banca Fineco SpA	99,706	1,591,720
Generali	168,649	4,675,995
Infrastrutture Wireless Italiane SpA(c)	67,213	757,811
Intesa Sanpaolo SpA	2,538,725	10,865,765
Leonardo SpA	69,525	1,657,184
Mediobanca Banca di Credito Finanziario SpA	95,149	1,569,699
Moncler SpA	37,942	2,107,962
Nexi SpA(a)(c)	104,646	661,446
Poste Italiane SpA(c)	79,313	1,115,247
Prysmian SpA	45,420	3,205,484
Recordati Industria Chimica e Farmaceutica SpA	17,801	1,009,993
Snam SpA	350,145	1,682,063
Stellantis NV	362,267	4,963,900
Telecom Italia SpA/Milano(a)(b)	1,618,345	409,934
Tenaris SA, NVS	82,350	1,356,755
Terna - Rete Elettrica Nazionale	239,804	2,077,118
UniCredit SpA	261,069	11,549,478
		81,150,496
Japan — 14.0%
Advantest Corp.	133,800	7,746,967
Aeon Co. Ltd.	112,300	2,751,701
AGC Inc.	35,600	1,090,967
Aisin Corp.	86,400	898,333
Ajinomoto Co. Inc.	81,100	3,115,517
ANA Holdings Inc.	22,600	445,146
Asahi Group Holdings Ltd.	251,100	3,014,524
Asahi Kasei Corp.	209,400	1,444,584
Asics Corp.	124,900	2,181,615
Astellas Pharma Inc.	309,400	3,622,557
Bandai Namco Holdings Inc.	104,400	2,188,862
Bridgestone Corp.	98,600	3,513,620
Brother Industries Ltd.	42,700	831,678

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Canon Inc.	163,800	$5,327,592
Capcom Co. Ltd.	59,800	1,183,349
Central Japan Railway Co.	130,800	2,708,766
Chiba Bank Ltd. (The)	93,600	683,066
Chubu Electric Power Co. Inc.	106,400	1,223,085
Chugai Pharmaceutical Co. Ltd.	113,800	5,414,769
Concordia Financial Group Ltd.	173,500	859,397
Dai Nippon Printing Co. Ltd.	72,600	1,260,073
Daifuku Co. Ltd.	55,500	1,043,219
Dai-ichi Life Holdings Inc.	155,000	3,864,197
Daiichi Sankyo Co. Ltd.	316,000	10,285,236
Daikin Industries Ltd.	45,200	5,426,563
Daito Trust Construction Co. Ltd.	9,600	1,060,833
Daiwa House Industry Co. Ltd.	93,700	2,794,944
Daiwa Securities Group Inc.	232,700	1,522,389
Denso Corp.	323,200	4,590,569
Dentsu Group Inc.	37,600	1,160,627
Disco Corp.	16,100	4,581,006
East Japan Railway Co.	152,700	3,067,029
Eisai Co. Ltd.	44,000	1,490,725
ENEOS Holdings Inc.	501,000	2,527,317
FANUC Corp.	163,500	4,337,871
Fast Retailing Co. Ltd.	32,600	10,422,919
Fuji Electric Co. Ltd.	22,900	1,166,248
FUJIFILM Holdings Corp.	189,000	4,495,992
Fujitsu Ltd.	286,500	5,508,204
Hamamatsu Photonics KK	49,800	658,488
Hankyu Hanshin Holdings Inc.	41,200	1,120,230
Hikari Tsushin Inc.	3,100	625,680
Hitachi Construction Machinery Co. Ltd.	19,000	412,236
Hitachi Ltd.	794,000	19,949,139
Honda Motor Co. Ltd.	766,300	7,706,763
Hoshizaki Corp.	19,300	634,357
Hoya Corp.	59,900	8,014,259
Hulic Co. Ltd.	65,500	606,554
Ibiden Co. Ltd.	26,200	832,235
Idemitsu Kosan Co. Ltd.	167,460	1,141,648
Inpex Corp.	160,900	2,120,992
Isuzu Motors Ltd.	98,100	1,268,608
ITOCHU Corp.	202,400	10,012,288
Japan Airlines Co. Ltd.	26,200	420,198
Japan Exchange Group Inc.	174,200	2,041,809
Japan Post Bank Co. Ltd.	247,400	2,209,615
Japan Post Holdings Co. Ltd.	359,600	3,317,700
Japan Post Insurance Co. Ltd.	34,400	566,850
Japan Real Estate Investment Corp.	222	807,514
Japan Tobacco Inc.	203,500	5,681,201
JFE Holdings Inc.	94,600	1,138,924
Kajima Corp.	71,000	1,223,012
Kansai Electric Power Co. Inc. (The)	121,000	1,940,486
Kao Corp.	79,500	3,503,991
Kawasaki Kisen Kaisha Ltd.	71,800	991,847
KDDI Corp.	255,600	7,969,452
Keisei Electric Railway Co. Ltd.	23,200	603,614
Keyence Corp.	33,300	15,032,063
Kikkoman Corp.	117,700	1,380,944
Kirin Holdings Co. Ltd.	130,400	1,919,830
Kobe Bussan Co. Ltd.	27,400	672,114
Kokusai Electric Corp., NVS	24,100	439,433
Komatsu Ltd.	158,800	4,110,583
Konami Group Corp.	17,200	1,576,549
Kubota Corp.	167,700	2,142,717
Security	Shares	Value
Japan (continued)
Kyocera Corp.	224,100	$2,272,757
Kyowa Kirin Co. Ltd.	46,500	766,402
Lasertec Corp.	14,000	1,899,739
LY Corp.	434,500	1,185,223
M3 Inc.	79,000	811,925
Makita Corp.	42,300	1,381,174
Marubeni Corp.	243,500	3,640,136
MatsukiyoCocokara & Co.	60,000	816,881
Mazda Motor Corp.	97,200	687,155
McDonald's Holdings Co. Japan Ltd.	15,200	644,130
MEIJI Holdings Co. Ltd.	41,180	962,150
Minebea Mitsumi Inc.	65,600	1,154,853
Mitsubishi Chemical Group Corp.	223,900	1,208,184
Mitsubishi Corp.	570,800	10,442,255
Mitsubishi Electric Corp.	326,300	5,740,443
Mitsubishi Estate Co. Ltd.	192,100	2,840,780
Mitsubishi HC Capital Inc.	139,400	933,455
Mitsubishi Heavy Industries Ltd.	550,700	7,774,205
Mitsubishi UFJ Financial Group Inc.	1,910,200	20,133,955
Mitsui & Co. Ltd.	439,400	8,958,328
Mitsui Chemicals Inc.	30,900	705,935
Mitsui Fudosan Co. Ltd.	455,400	3,885,631
Mitsui OSK Lines Ltd.	60,300	2,052,946
Mizuho Financial Group Inc.	413,060	8,579,665
MonotaRO Co. Ltd.	45,600	687,937
MS&AD Insurance Group Holdings Inc.	221,900	4,908,279
Murata Manufacturing Co. Ltd.	293,600	5,129,517
NEC Corp.	43,500	3,701,429
Nexon Co. Ltd.	54,800	949,790
Nidec Corp.	144,400	2,876,566
Nintendo Co. Ltd.	177,600	9,381,357
Nippon Building Fund Inc.	1,315	1,129,443
Nippon Paint Holdings Co. Ltd.	167,600	1,282,723
Nippon Prologis REIT Inc.	437	703,082
Nippon Sanso Holdings Corp.	30,700	1,065,658
Nippon Steel Corp.	148,286	2,967,111
Nippon Telegraph & Telephone Corp.	5,103,900	4,924,420
Nippon Yusen KK	79,700	2,668,309
Nissan Motor Co. Ltd.	406,200	1,082,137
Nissin Foods Holdings Co. Ltd.	35,600	958,599
Nitori Holdings Co. Ltd.	14,300	1,821,170
Nitto Denko Corp.	120,000	1,974,447
Nomura Holdings Inc.	517,000	2,651,126
Nomura Real Estate Holdings Inc.	19,200	472,699
Nomura Research Institute Ltd.	67,100	2,007,189
NTT Data Group Corp.	106,600	1,686,436
Obayashi Corp.	114,100	1,398,777
Obic Co. Ltd.	55,000	1,797,258
Olympus Corp.	196,800	3,464,130
Omron Corp.	28,100	1,109,425
Ono Pharmaceutical Co. Ltd.	61,700	770,644
Oracle Corp./Japan	6,500	621,810
Oriental Land Co. Ltd./Japan	184,600	4,461,254
ORIX Corp.	195,300	4,114,946
Osaka Gas Co. Ltd.	64,700	1,386,434
Otsuka Corp.	38,400	861,829
Otsuka Holdings Co. Ltd.	71,500	4,319,368
Pan Pacific International Holdings Corp.	66,200	1,642,308
Panasonic Holdings Corp.	394,300	3,245,103
Rakuten Group Inc.(a)	250,200	1,493,332
Recruit Holdings Co. Ltd.	256,300	15,650,325
Renesas Electronics Corp.	288,800	3,869,435

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Resona Holdings Inc.	375,100	$2,474,821
Ricoh Co. Ltd.	100,700	1,090,851
Rohm Co. Ltd.	62,200	685,744
SBI Holdings Inc.	44,600	979,376
SCREEN Holdings Co. Ltd.	14,300	912,922
SCSK Corp.	26,900	501,946
Secom Co. Ltd.	70,800	2,517,852
Seiko Epson Corp.	49,100	892,425
Sekisui Chemical Co. Ltd.	66,000	931,451
Sekisui House Ltd.	98,700	2,383,758
Seven & i Holdings Co. Ltd.	382,500	5,507,974
SG Holdings Co. Ltd.	56,700	568,607
Shimadzu Corp.	42,200	1,244,809
Shimano Inc.	13,400	1,968,589
Shin-Etsu Chemical Co. Ltd.	309,600	11,344,964
Shionogi & Co. Ltd.	129,300	1,846,759
Shiseido Co. Ltd.	70,300	1,517,420
Shizuoka Financial Group Inc., NVS	79,100	631,181
SMC Corp.	10,000	4,245,462
SoftBank Corp.	4,878,000	6,140,927
SoftBank Group Corp.	179,200	10,683,632
Sompo Holdings Inc.	160,300	3,436,684
Sony Group Corp.	1,069,000	18,811,742
Subaru Corp.	102,600	1,832,357
SUMCO Corp.	64,200	613,843
Sumitomo Corp.	176,100	3,715,078
Sumitomo Electric Industries Ltd.	123,100	1,893,593
Sumitomo Metal Mining Co. Ltd.	42,400	1,172,299
Sumitomo Mitsui Financial Group Inc.	648,600	13,759,743
Sumitomo Mitsui Trust Group Inc.	115,400	2,530,759
Sumitomo Realty & Development Co. Ltd.	47,700	1,414,960
Suntory Beverage & Food Ltd.	23,300	786,012
Suzuki Motor Corp.	265,400	2,633,651
Sysmex Corp.	89,600	1,662,387
T&D Holdings Inc.	84,300	1,345,617
Taisei Corp.	31,600	1,330,723
Takeda Pharmaceutical Co. Ltd.	264,713	7,385,808
TDK Corp.	335,500	3,943,901
Terumo Corp.	228,000	4,342,328
TIS Inc.	35,200	877,763
Toho Co. Ltd./Tokyo	19,500	744,669
Tokio Marine Holdings Inc.	325,600	11,726,854
Tokyo Electric Power Co. Holdings Inc.(a)	266,700	1,077,072
Tokyo Electron Ltd.	77,000	11,330,777
Tokyo Gas Co. Ltd.	63,800	1,574,130
Tokyu Corp.	88,400	1,089,831
Toppan Holdings Inc.	38,700	1,132,023
Toray Industries Inc.	230,400	1,252,931
TOTO Ltd.	23,800	664,015
Toyota Industries Corp.	25,900	1,795,441
Toyota Motor Corp.	1,768,800	30,477,119
Toyota Tsusho Corp.	111,700	1,898,756
Trend Micro Inc./Japan	23,200	1,213,879
Unicharm Corp.	69,700	2,247,473
West Japan Railway Co.	76,400	1,357,912
Yakult Honsha Co. Ltd.	43,500	945,302
Yamaha Motor Co. Ltd.	147,600	1,290,174
Yaskawa Electric Corp.	42,500	1,218,028
Yokogawa Electric Corp.	42,500	942,301
Zensho Holdings Co. Ltd.	17,200	862,908
ZOZO Inc.	23,500	761,998
		638,524,399
Security	Shares	Value
Kuwait — 0.2%
Boubyan Bank KSCP	314,605	$572,018
Gulf Bank KSCP	310,844	317,808
Kuwait Finance House KSCP	1,753,598	4,117,009
Mabanee Co. KPSC	127,331	346,776
Mobile Telecommunications Co. KSCP	377,037	560,903
National Bank of Kuwait SAKP	1,305,849	3,616,030
		9,530,544
Malaysia — 0.4%
AMMB Holdings Bhd	363,800	422,348
Axiata Group Bhd	561,100	288,534
CELCOMDIGI Bhd	666,100	516,598
CIMB Group Holdings Bhd	1,141,900	2,070,640
Gamuda Bhd	304,700	591,534
Genting Bhd	386,400	347,123
Genting Malaysia Bhd	529,800	270,355
Hong Leong Bank Bhd	138,300	645,213
IHH Healthcare Bhd	460,400	762,252
Inari Amertron Bhd	551,900	357,782
IOI Corp. Bhd	576,800	495,452
Kuala Lumpur Kepong Bhd	81,700	398,066
Malayan Banking Bhd	909,600	2,178,322
Malaysia Airports Holdings Bhd	204,200	472,845
Maxis Bhd	554,900	456,898
MISC Bhd	168,200	287,713
MR DIY Group M Bhd(c)	574,000	286,053
Petronas Chemicals Group Bhd	445,300	548,455
Petronas Dagangan Bhd	61,800	252,799
Petronas Gas Bhd	167,800	662,157
PPB Group Bhd	179,200	569,563
Press Metal Aluminium Holdings Bhd	718,200	772,970
Public Bank Bhd	2,536,300	2,552,234
RHB Bank Bhd	357,995	523,284
SD Guthrie Bhd	398,500	417,905
Sime Darby Bhd	511,200	269,588
Telekom Malaysia Bhd	131,500	194,683
Tenaga Nasional Bhd	381,800	1,221,431
YTL Corp. Bhd	591,500	264,419
YTL Power International Bhd	498,700	347,371
		19,444,587
Mexico — 0.6%
Alfa SAB de CV, Class A	605,128	438,509
America Movil SAB de CV, Series B	3,101,274	2,450,393
Arca Continental SAB de CV	79,000	676,353
Banco del Bajio SA(c)	126,200	280,536
Cemex SAB de CV, NVS	2,581,508	1,359,809
Coca-Cola Femsa SAB de CV	87,400	727,347
Fibra Uno Administracion SA de CV	526,200	605,895
Fomento Economico Mexicano SAB de CV	328,900	3,192,596
Gruma SAB de CV, Class B	28,215	487,380
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	51,342	430,067
Grupo Aeroportuario del Pacifico SAB de CV, Class B	65,050	1,127,952
Grupo Aeroportuario del Sureste SAB de CV, Class B	31,090	831,527
Grupo Bimbo SAB de CV, Series A	234,600	728,791
Grupo Carso SAB de CV, Series A1	99,800	600,062
Grupo Comercial Chedraui SA de CV	49,200	311,313
Grupo Financiero Banorte SAB de CV, Class O	442,200	3,079,124
Grupo Financiero Inbursa SAB de CV, Class O(a)	335,300	752,894
Grupo Mexico SAB de CV, Series B	539,729	2,823,870

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Industrias Penoles SAB de CV(a)	33,955	$533,366
Kimberly-Clark de Mexico SAB de CV, Class A	329,400	472,958
Operadora De Sites Mexicanos SAB de CV	281,800	246,880
Orbia Advance Corp. SAB de CV	185,900	170,575
Prologis Property Mexico SA de CV	162,116	542,588
Promotora y Operadora de Infraestructura SAB de CV	31,720	276,673
Wal-Mart de Mexico SAB de CV	871,200	2,395,533
		25,542,991
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	73,786	1,219,365
Adyen NV(a)(c)	3,731	5,699,696
Aegon Ltd.	248,415	1,567,950
AerCap Holdings NV	35,429	3,314,383
Akzo Nobel NV	29,997	1,914,212
ASM International NV	8,111	4,530,051
ASML Holding NV	68,871	46,359,207
ASR Nederland NV	27,106	1,284,797
BE Semiconductor Industries NV	13,528	1,440,003
Coca-Cola Europacific Partners PLC	34,744	2,640,544
DSM-Firmenich AG	32,821	3,892,019
EXOR NV, NVS	16,637	1,757,187
Heineken Holding NV	22,981	1,592,310
Heineken NV	49,471	4,057,449
IMCD NV	9,768	1,553,025
ING Groep NV	566,188	9,608,428
InPost SA(a)	34,499	673,010
JDE Peet's NV	19,671	444,102
Koninklijke Ahold Delhaize NV	159,617	5,262,524
Koninklijke KPN NV	699,030	2,732,009
Koninklijke Philips NV(a)	137,610	3,620,355
NN Group NV	46,478	2,281,710
Prosus NV	242,650	10,226,452
Randstad NV	17,421	803,238
Universal Music Group NV	140,968	3,547,625
Wolters Kluwer NV	42,853	7,202,885
		129,224,536
New Zealand — 0.1%
Auckland International Airport Ltd.	209,257	913,032
Fisher & Paykel Healthcare Corp. Ltd.	97,644	2,092,618
Mercury NZ Ltd.	108,642	427,624
Meridian Energy Ltd.	251,905	894,608
Spark New Zealand Ltd.	359,917	624,451
		4,952,333
Norway — 0.4%
Aker BP ASA	51,410	1,100,054
DNB Bank ASA	155,807	3,228,784
Equinor ASA	145,667	3,461,368
Gjensidige Forsikring ASA	34,732	626,743
Kongsberg Gruppen ASA	15,435	1,611,278
Mowi ASA	80,243	1,383,385
Norsk Hydro ASA	228,177	1,416,374
Orkla ASA	114,996	1,062,396
Salmar ASA	12,641	641,232
Telenor ASA	112,847	1,385,941
Yara International ASA	28,228	848,878
		16,766,433
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	30,531	398,735
Credicorp Ltd.	11,688	2,152,111
Security	Shares	Value
Peru (continued)
Southern Copper Corp.	14,389	$1,576,315
		4,127,161
Philippines — 0.2%
Ayala Corp.	34,730	410,844
Ayala Land Inc.	1,259,620	706,611
Bank of the Philippine Islands	293,953	722,068
BDO Unibank Inc.	406,814	1,064,706
International Container Terminal Services Inc.	203,640	1,387,738
JG Summit Holdings Inc.	678,230	283,617
Jollibee Foods Corp.	105,050	478,616
Manila Electric Co.	13,030	109,873
Metropolitan Bank & Trust Co.	492,208	641,564
PLDT Inc.	15,770	387,562
SM Investments Corp.	34,795	561,056
SM Prime Holdings Inc.	1,848,200	972,121
Universal Robina Corp.	111,110	186,369
		7,912,745
Poland — 0.2%
Alior Bank SA	15,645	341,871
Allegro.eu SA (a)(c)	99,892	879,002
Bank Polska Kasa Opieki SA	30,105	1,053,261
Budimex SA	2,103	263,010
CD Projekt SA	11,722	471,954
Dino Polska SA(a)(c)	8,448	700,069
KGHM Polska Miedz SA	25,446	952,384
LPP SA	192	698,749
mBank SA(a)	2,371	333,430
ORLEN SA	97,216	1,269,356
PGE Polska Grupa Energetyczna SA(a)	166,457	287,771
Powszechna Kasa Oszczednosci Bank Polski SA	150,444	2,090,306
Powszechny Zaklad Ubezpieczen SA	101,171	1,003,333
Santander Bank Polska SA	6,539	733,271
		11,077,767
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	4	—
EDP Renovaveis SA	58,959	799,107
EDP SA	544,704	2,144,443
Galp Energia SGPS SA	83,321	1,424,112
Jeronimo Martins SGPS SA	47,492	923,154
		5,290,816
Qatar — 0.2%
Barwa Real Estate Co.	298,500	233,571
Commercial Bank PSQC (The)	551,351	642,644
Dukhan Bank	216,422	218,858
Industries Qatar QSC	266,031	972,726
Masraf Al Rayan QSC	957,559	622,202
Mesaieed Petrochemical Holding Co.	799,696	346,868
Ooredoo QPSC	204,255	640,888
Qatar Electricity & Water Co. QSC	116,982	520,012
Qatar Fuel QSC	91,366	384,158
Qatar Gas Transport Co. Ltd.	461,930	542,041
Qatar International Islamic Bank QSC	137,957	396,920
Qatar Islamic Bank QPSC	287,901	1,616,675
Qatar National Bank QPSC	770,014	3,659,899
		10,797,462
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	52
Mobile TeleSystems PJSC(a)(d)	193,438	20
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	29
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC, GDR(a)(d)(e)	1	—

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
PhosAgro PJSC, New(a)(d)	187	$2
Polyus PJSC(a)(d)	5,198	—
Rosneft Oil Co. PJSC(a)(d)	165,180	17
Sberbank of Russia PJSC(a)(d)	1,882,550	193
Severstal PAO(a)(d)	30,098	3
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	2
United Co. RUSAL International PJSC(a)(d)	563,790	58
VK Co. Ltd.(a)(d)	21,979	2
VTB Bank PJSC(a)(d)	98,760	—
X5 Retail Group NV, GDR(a)(d)	16,185	2
Yandex NV, Class A(a)(d)	54,504	6
		387
Saudi Arabia — 1.2%
ACWA Power Co.	25,309	3,094,468
Ades Holding Co.	56,220	295,716
Advanced Petrochemical Co.(a)	30,172	292,023
Al Rajhi Bank	336,863	7,871,009
Alinma Bank	209,534	1,565,576
Almarai Co. JSC	34,320	502,545
Arab National Bank	139,503	701,595
Arabian Internet & Communications Services Co.	3,379	228,912
Bank AlBilad	118,059	1,154,929
Bank Al-Jazira(a)	104,204	454,904
Banque Saudi Fransi	106,654	883,174
Bupa Arabia for Cooperative Insurance Co.	14,855	796,602
Co. for Cooperative Insurance (The)	14,155	527,976
Dallah Healthcare Co.	7,637	324,537
Dar Al Arkan Real Estate Development Co.(a)	111,415	493,324
Dr Sulaiman Al Habib Medical Services Group Co.	14,677	1,118,449
Elm Co.	4,093	1,111,833
Etihad Etisalat Co.	64,320	885,593
Jarir Marketing Co.	132,577	466,143
Mobile Telecommunications Co. Saudi Arabia	78,884	221,657
Mouwasat Medical Services Co.	15,622	390,238
Nahdi Medical Co.	4,625	151,791
Power & Water Utility Co. for Jubail & Yanbu	10,998	171,714
Riyad Bank	249,275	1,703,854
SABIC Agri-Nutrients Co.	37,313	1,128,542
Sahara International Petrochemical Co.	59,427	415,544
SAL Saudi Logistics Services	3,907	286,224
Saudi Arabian Mining Co.(a)	227,539	3,406,448
Saudi Arabian Oil Co.(c)	743,141	5,338,023
Saudi Aramco Base Oil Co.	8,355	260,028
Saudi Awwal Bank	176,120	1,585,312
Saudi Basic Industries Corp.	157,271	3,044,333
Saudi Electricity Co.	177,530	773,494
Saudi Industrial Investment Group	88,855	420,946
Saudi Investment Bank (The)	96,363	337,766
Saudi Kayan Petrochemical Co.(a)	145,384	300,566
Saudi National Bank (The)	500,708	4,401,686
Saudi Research & Media Group(a)	5,783	458,549
Saudi Tadawul Group Holding Co.	8,179	517,836
Saudi Telecom Co.	335,423	3,764,534
Savola Group (The)(a)	93,495	639,948
Yanbu National Petrochemical Co.	38,998	412,446
		52,900,787
Singapore — 0.9%
CapitaLand Ascendas REIT	669,077	1,355,889
CapitaLand Integrated Commercial Trust	936,905	1,423,419
CapitaLand Investment Ltd./Singapore	430,800	910,103
DBS Group Holdings Ltd.	345,190	10,008,713
Security	Shares	Value
Singapore (continued)
Genting Singapore Ltd.	1,044,800	$658,023
Grab Holdings Ltd., Class A(a)	373,916	1,525,577
Keppel Ltd.(b)	254,400	1,224,797
Oversea-Chinese Banking Corp. Ltd.	572,375	6,566,917
Sea Ltd., ADR(a)	63,730	5,993,807
Sembcorp Industries Ltd.(b)	151,000	572,871
Singapore Airlines Ltd.(b)	237,350	1,157,819
Singapore Exchange Ltd.	122,700	1,051,415
Singapore Technologies Engineering Ltd.	292,200	1,001,807
Singapore Telecommunications Ltd.	1,326,200	3,128,812
United Overseas Bank Ltd.	214,000	5,202,134
Wilmar International Ltd.	320,800	774,336
		42,556,439
South Africa — 0.9%
Absa Group Ltd.	143,424	1,371,843
Anglo American Platinum Ltd.	13,606	534,816
Anglogold Ashanti PLC, NVS	71,975	2,008,040
Aspen Pharmacare Holdings Ltd.	69,725	705,911
Bid Corp. Ltd.	61,762	1,461,374
Bidvest Group Ltd. (The)	58,158	941,120
Capitec Bank Holdings Ltd.	15,957	2,882,645
Clicks Group Ltd.	48,001	1,024,657
Discovery Ltd.	86,666	888,713
Exxaro Resources Ltd.	49,463	466,441
FirstRand Ltd.	847,407	3,723,247
Gold Fields Ltd.	158,153	2,608,112
Harmony Gold Mining Co. Ltd.	99,955	1,084,449
Impala Platinum Holdings Ltd.(a)	157,206	1,037,643
Kumba Iron Ore Ltd.	10,822	203,795
MTN Group Ltd.	288,359	1,431,654
Naspers Ltd., Class N	30,737	7,264,611
Nedbank Group Ltd.	72,939	1,228,875
NEPI Rockcastle NV	87,634	687,800
Northam Platinum Holdings Ltd.	61,093	451,250
Old Mutual Ltd.	831,317	573,858
OUTsurance Group Ltd., NVS	123,339	420,108
Pepkor Holdings Ltd.(c)	352,090	457,039
Reinet Investments SCA	22,460	623,338
Remgro Ltd.	86,921	757,095
Sanlam Ltd.	285,463	1,420,514
Sasol Ltd.	95,800	538,446
Shoprite Holdings Ltd.	82,164	1,419,005
Sibanye Stillwater Ltd.(a)	514,853	600,240
Standard Bank Group Ltd.	227,278	3,129,055
Vodacom Group Ltd.	94,484	591,535
Woolworths Holdings Ltd./South Africa	187,689	693,055
		43,230,284
South Korea — 2.8%
Alteogen Inc.(a)	7,028	1,902,784
Amorepacific Corp.	5,055	426,674
Celltrion Inc.	26,204	3,445,403
Celltrion Pharm Inc.(a)	4,110	183,810
CJ CheilJedang Corp.	1,679	332,202
CosmoAM&T Co. Ltd.(a)	4,283	317,776
Coway Co. Ltd.	9,795	447,505
DB Insurance Co. Ltd.	8,216	647,578
Doosan Bobcat Inc.	10,105	272,079
Doosan Enerbility Co. Ltd.(a)	74,390	1,068,832
Ecopro BM Co. Ltd.(a)	8,350	1,018,994
Ecopro Co. Ltd.(a)	16,996	963,485
Ecopro Materials Co. Ltd.(a)	2,174	174,425

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
GS Holdings Corp.	8,060	$240,076
Hana Financial Group Inc.	49,555	2,138,025
Hanjin Kal Corp.	5,042	307,738
Hankook Tire & Technology Co. Ltd.	13,242	337,255
Hanmi Pharm Co. Ltd.	1,490	343,947
Hanmi Semiconductor Co. Ltd.	7,492	487,413
Hanwha Aerospace Co. Ltd.	5,843	1,546,019
Hanwha Ocean Co. Ltd.(a)	15,950	306,995
Hanwha Solutions Corp.	21,072	323,589
HD Hyundai Co. Ltd.	7,277	419,873
HD Hyundai Electric Co. Ltd.	4,249	994,494
HD Hyundai Heavy Industries Co. Ltd.(a)	3,529	464,675
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,204	953,168
HLB Inc.(a)	19,969	947,404
HMM Co. Ltd.	40,563	501,134
HYBE Co. Ltd.	3,510	470,172
Hyundai Engineering & Construction Co. Ltd.	13,963	281,217
Hyundai Glovis Co. Ltd.	6,880	605,318
Hyundai Mobis Co. Ltd.	10,563	1,898,517
Hyundai Motor Co.	22,700	3,496,489
Hyundai Steel Co.	16,351	298,881
Industrial Bank of Korea	49,877	508,029
Kakao Corp.	51,912	1,381,671
KakaoBank Corp.	28,434	443,296
KB Financial Group Inc.	65,144	4,238,842
Kia Corp.	41,804	2,764,453
Korea Aerospace Industries Ltd.	13,294	560,682
Korea Electric Power Corp.(a)	41,627	695,945
Korea Investment Holdings Co. Ltd.	7,140	396,262
Korea Zinc Co. Ltd.	1,500	1,080,878
Korean Air Lines Co. Ltd.	26,585	458,906
Krafton Inc.(a)	5,064	1,210,651
KT Corp.	5,053	161,115
KT&G Corp.	17,839	1,417,026
Kum Yang Co. Ltd.(a)	6,708	199,737
Kumho Petrochemical Co. Ltd.	2,949	303,673
L&F Co. Ltd.(a)	4,515	382,452
LG Chem Ltd.	8,591	1,931,637
LG Corp.	15,920	869,959
LG Display Co. Ltd.(a)	54,745	418,150
LG Electronics Inc.	18,274	1,176,812
LG Energy Solution Ltd.(a)	8,410	2,468,085
LG H&H Co. Ltd.	1,626	389,260
LG Innotek Co. Ltd.	2,973	377,394
LG Uplus Corp.	39,381	285,423
Lotte Chemical Corp.	3,332	229,041
Meritz Financial Group Inc.	17,499	1,295,089
Mirae Asset Securities Co. Ltd.	48,724	317,679
NAVER Corp.	21,737	2,658,908
NCSoft Corp.	2,511	394,206
Netmarble Corp.(a)(c)	4,353	181,953
NH Investment & Securities Co. Ltd.	27,473	264,549
Orion Corp./Republic of Korea	4,954	357,040
Posco DX Co. Ltd.	8,565	167,329
POSCO Future M Co. Ltd.	5,445	874,484
POSCO Holdings Inc.	12,269	2,956,234
Posco International Corp.(b)	9,347	350,754
Samsung Biologics Co. Ltd.(a)(c)	3,059	2,212,391
Samsung C&T Corp.	16,105	1,359,848
Samsung E&A Co. Ltd.(a)	28,377	365,210
Samsung Electro-Mechanics Co. Ltd.	9,291	789,967
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	819,421	$34,793,423
Samsung Fire & Marine Insurance Co. Ltd.	5,205	1,261,904
Samsung Heavy Industries Co. Ltd.(a)	108,978	751,708
Samsung Life Insurance Co. Ltd.	13,588	994,294
Samsung SDI Co. Ltd.	9,415	2,207,487
Samsung SDS Co. Ltd.	7,147	737,091
Shinhan Financial Group Co. Ltd.	72,578	2,703,545
SK Biopharmaceuticals Co. Ltd.(a)	6,072	515,722
SK Bioscience Co. Ltd.(a)	4,238	165,453
SK Hynix Inc.	94,916	12,425,816
SK Inc.	6,201	663,573
SK Innovation Co. Ltd.(a)	9,940	839,941
SK Square Co. Ltd.(a)	16,381	989,246
SK Telecom Co. Ltd.	9,166	376,166
SKC Co. Ltd.(a)	3,454	372,720
S-Oil Corp.	8,054	334,087
Woori Financial Group Inc.	111,971	1,246,575
Yuhan Corp.	10,176	1,015,806
		129,853,523
Spain — 1.8%
Acciona SA	4,208	540,014
ACS Actividades de Construccion y Servicios SA	37,265	1,787,059
Aena SME SA(c)	12,406	2,749,419
Amadeus IT Group SA	77,010	5,582,706
Banco Bilbao Vizcaya Argentaria SA	1,009,471	10,048,953
Banco de Sabadell SA	939,901	1,833,167
Banco Santander SA	2,702,497	13,202,753
CaixaBank SA	665,110	4,053,020
Cellnex Telecom SA(c)	86,990	3,194,773
Endesa SA	49,346	1,064,939
Ferrovial SE	90,581	3,635,271
Grifols SA(a)(b)	48,765	547,399
Iberdrola SA	1,047,705	15,563,167
Industria de Diseno Textil SA	186,465	10,631,236
Redeia Corp. SA	64,486	1,194,001
Repsol SA	209,547	2,623,186
Telefonica SA	680,694	3,194,259
		81,445,322
Sweden — 2.0%
AddTech AB, Class B	44,341	1,234,509
Alfa Laval AB	49,217	2,178,822
Assa Abloy AB, Class B	173,576	5,436,874
Atlas Copco AB, Class A	464,149	7,660,041
Atlas Copco AB, Class B	261,524	3,802,480
Beijer Ref AB, Class B	65,443	985,808
Boliden AB	51,832	1,621,519
Epiroc AB, Class A	111,119	2,170,187
Epiroc AB, Class B	66,025	1,137,414
EQT AB	64,506	1,871,513
Essity AB, Class B	105,055	2,965,920
Evolution AB(c)	31,254	2,954,966
Fastighets AB Balder, Class B(a)	116,937	909,715
Getinge AB, Class B	38,501	681,108
H & M Hennes & Mauritz AB, Class B	98,913	1,474,525
Hexagon AB, Class B	368,856	3,448,479
Holmen AB, Class B	12,714	502,432
Husqvarna AB, Class B	59,919	386,972
Industrivarden AB, Class A	22,280	768,454
Industrivarden AB, Class C	25,228	867,136
Indutrade AB	48,104	1,308,946
Investment AB Latour, Class B	27,707	764,760

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investor AB, Class B	297,305	$8,414,937
L E Lundbergforetagen AB, Class B	12,315	609,714
Lifco AB, Class B	40,201	1,199,514
Nibe Industrier AB, Class B	265,501	1,287,293
Saab AB, Class B	57,223	1,175,291
Sagax AB, Class B	36,153	871,246
Sandvik AB	179,856	3,540,212
Securitas AB, Class B	94,416	1,110,699
Skandinaviska Enskilda Banken AB, Class A	272,084	3,842,712
Skanska AB, Class B	56,065	1,141,374
SKF AB, Class B	56,831	1,077,966
Svenska Cellulosa AB SCA, Class B	103,570	1,371,190
Svenska Handelsbanken AB, Class A	250,811	2,606,087
Swedbank AB, Class A	146,240	2,967,286
Swedish Orphan Biovitrum AB(a)	34,401	1,075,177
Tele2 AB, Class B	90,144	944,627
Telefonaktiebolaget LM Ericsson, Class B	490,000	4,108,212
Telia Co. AB	389,817	1,133,716
Trelleborg AB, Class B	37,121	1,234,835
Volvo AB, Class A	33,357	875,253
Volvo AB, Class B	270,221	7,038,396
Volvo Car AB, Class B(a)(b)	122,276	264,204
		93,022,521
Switzerland — 6.2%
ABB Ltd., Registered	272,593	15,148,293
Adecco Group AG, Registered	29,041	908,452
Alcon AG	86,990	7,990,272
Avolta AG, Registered	16,232	645,359
Bachem Holding AG	5,499	435,192
Baloise Holding AG, Registered	8,343	1,596,677
Banque Cantonale Vaudoise, Registered	5,860	583,932
Barry Callebaut AG, Registered	658	1,154,057
BKW AG	3,669	644,643
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	175	2,064,337
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,212,915
Cie Financiere Richemont SA, Class A, Registered	91,835	13,371,209
Clariant AG, Registered	37,017	514,447
EMS-Chemie Holding AG, Registered	1,311	1,008,237
Galderma Group AG(a)	9,752	912,581
Geberit AG, Registered	5,820	3,646,161
Givaudan SA, Registered	1,600	7,595,917
Helvetia Holding AG, Registered	6,254	1,056,370
Holcim AG	90,324	8,869,878
Julius Baer Group Ltd.	34,503	2,103,702
Kuehne + Nagel International AG, Registered	8,230	2,054,528
Logitech International SA, Registered	26,893	2,202,046
Lonza Group AG, Registered	12,395	7,626,991
Nestle SA, Registered	449,551	42,479,245
Novartis AG, Registered	337,260	36,594,818
Partners Group Holding AG	3,876	5,332,712
Roche Holding AG, Bearer	5,236	1,779,520
Roche Holding AG, NVS	120,810	37,439,432
Sandoz Group AG	71,014	3,237,405
Schindler Holding AG, Participation Certificates, NVS	7,295	2,123,050
Schindler Holding AG, Registered	3,509	1,000,389
SGS SA	26,680	2,824,524
SIG Group AG	54,779	1,182,139
Sika AG, Registered	26,107	7,271,247
Sonova Holding AG, Registered	8,647	3,164,262
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	19,059	$2,512,726
Swatch Group AG (The), Bearer	5,245	1,076,290
Swatch Group AG (The), Registered	8,227	333,334
Swiss Life Holding AG, Registered	5,139	4,184,686
Swiss Prime Site AG, Registered	13,324	1,445,409
Swiss Re AG	52,073	6,649,062
Swisscom AG, Registered	4,443	2,707,036
Temenos AG, Registered	10,527	729,154
UBS Group AG, Registered	561,984	17,189,957
VAT Group AG(c)	4,645	1,934,149
Zurich Insurance Group AG	24,983	14,730,095
		282,266,837
Taiwan — 5.6%
Accton Technology Corp.	89,000	1,495,528
Acer Inc.	562,792	697,396
Advantech Co. Ltd.	83,360	816,933
Airtac International Group	24,928	690,005
Alchip Technologies Ltd.	14,000	867,206
ASE Technology Holding Co. Ltd.	592,762	2,795,345
Asia Cement Corp.	362,440	526,667
Asia Vital Components Co. Ltd.	58,000	1,111,089
Asustek Computer Inc.	127,000	2,242,554
AUO Corp.	1,144,800	589,794
Catcher Technology Co. Ltd.	120,000	873,379
Cathay Financial Holding Co. Ltd.	1,589,019	3,355,919
Chailease Holding Co. Ltd.	259,500	1,215,182
Chang Hwa Commercial Bank Ltd.	847,337	465,609
Cheng Shin Rubber Industry Co. Ltd.	371,000	532,850
China Airlines Ltd.	541,000	377,282
China Steel Corp.	1,948,288	1,362,639
Chunghwa Telecom Co. Ltd.	623,000	2,364,868
Compal Electronics Inc.	698,000	766,228
CTBC Financial Holding Co. Ltd.	2,688,036	2,979,886
Delta Electronics Inc.	335,000	4,137,543
E Ink Holdings Inc.	148,000	1,385,163
E.Sun Financial Holding Co. Ltd.	2,314,643	1,968,213
Eclat Textile Co. Ltd.	35,000	585,028
eMemory Technology Inc.	11,000	1,069,584
Eva Airways Corp.	464,000	535,874
Evergreen Marine Corp. Taiwan Ltd.	178,200	1,129,095
Far Eastern New Century Corp.	521,000	601,195
Far EasTone Telecommunications Co. Ltd.	283,000	781,472
Feng TAY Enterprise Co. Ltd.	92,512	406,679
First Financial Holding Co. Ltd.	1,877,381	1,580,860
Formosa Chemicals & Fibre Corp.	597,340	712,618
Formosa Plastics Corp.	653,960	959,033
Fortune Electric Co. Ltd.	25,000	418,463
Fubon Financial Holding Co. Ltd.	1,374,339	3,839,158
Gigabyte Technology Co. Ltd.	90,000	709,353
Global Unichip Corp.	17,000	635,513
Globalwafers Co. Ltd.	41,000	533,701
Hon Hai Precision Industry Co. Ltd.	2,158,377	13,834,601
Hotai Motor Co. Ltd.	55,080	1,108,488
Hua Nan Financial Holdings Co. Ltd.	1,527,654	1,204,626
Innolux Corp.	1,277,892	616,069
Inventec Corp.	437,000	604,388
KGI Financial Holding Co. Ltd.	2,695,358	1,388,849
Largan Precision Co. Ltd.	17,000	1,190,691
Lite-On Technology Corp.	354,000	1,109,717
MediaTek Inc.	262,000	10,199,179
Mega Financial Holding Co. Ltd.	1,955,937	2,383,105
Micro-Star International Co. Ltd.	136,000	743,940

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Nan Ya Plastics Corp.	846,840	$1,091,091
Nanya Technology Corp.(a)	231,000	299,132
Nien Made Enterprise Co. Ltd.	42,000	625,852
Novatek Microelectronics Corp.	92,000	1,421,523
Pegatron Corp.	348,000	1,055,194
PharmaEssentia Corp.(a)	43,000	840,939
Pou Chen Corp.	391,000	457,144
President Chain Store Corp.	85,000	780,455
Quanta Computer Inc.	470,000	4,268,229
Realtek Semiconductor Corp.	91,000	1,335,194
Ruentex Development Co. Ltd.	236,700	339,808
Shanghai Commercial & Savings Bank Ltd. (The)	664,784	825,820
Shin Kong Financial Holding Co. Ltd.(a)	2,325,725	822,949
Silergy Corp.	59,000	915,348
SinoPac Financial Holdings Co. Ltd.	1,818,032	1,290,580
Synnex Technology International Corp.	221,750	487,067
Taishin Financial Holding Co. Ltd.	2,007,033	1,066,376
Taiwan Business Bank	1,561,722	751,241
Taiwan Cooperative Financial Holding Co. Ltd.	1,915,687	1,497,821
Taiwan High Speed Rail Corp.	378,000	342,832
Taiwan Mobile Co. Ltd.	250,000	881,114
Taiwan Semiconductor Manufacturing Co. Ltd.	4,233,000	132,744,686
TCC Group Holdings Co. Ltd.	1,142,553	1,135,032
Unimicron Technology Corp.	246,000	1,201,412
Uni-President Enterprises Corp.	812,972	2,276,645
United Microelectronics Corp.	1,905,000	2,748,432
Vanguard International Semiconductor Corp.	184,466	544,490
Voltronic Power Technology Corp.	13,000	854,935
Walsin Lihwa Corp.	468,754	429,615
Wan Hai Lines Ltd.	123,435	326,796
Winbond Electronics Corp.(a)	638,649	378,010
Wistron Corp.	444,000	1,492,358
Wiwynn Corp.	19,000	1,080,196
WPG Holdings Ltd.	283,000	642,995
Yageo Corp.	72,763	1,237,583
Yang Ming Marine Transport Corp.	306,000	628,224
Yuanta Financial Holding Co. Ltd.	1,711,275	1,716,351
Zhen Ding Technology Holding Ltd.	133,000	458,624
		253,790,650
Thailand — 0.5%
Advanced Info Service PCL, NVDR	229,800	1,870,561
Airports of Thailand PCL, NVDR	810,400	1,469,582
Bangkok Dusit Medical Services PCL, NVDR	1,872,900	1,526,673
Bangkok Expressway & Metro PCL, NVDR	1,503,700	351,166
Bumrungrad Hospital PCL, NVDR	84,500	681,968
Central Pattana PCL, NVDR	409,900	762,620
Charoen Pokphand Foods PCL, NVDR	809,900	596,109
CP ALL PCL, NVDR	1,038,500	1,946,543
CP Axtra PCL	408,125	411,209
Delta Electronics Thailand PCL, NVDR	561,600	2,282,554
Gulf Energy Development PCL, NVDR	570,400	1,124,845
Intouch Holdings PCL, NVDR	212,500	673,736
Kasikornbank PCL, NVDR	109,900	476,328
Krungthai Card PCL, NVDR(b)	214,700	303,158
Minor International PCL, NVDR	696,720	552,239
PTT Exploration & Production PCL, NVDR(b)	262,199	984,775
PTT Global Chemical PCL, NVDR(b)	422,301	325,508
PTT Oil & Retail Business PCL, NVDR	469,368	214,195
PTT PCL, NVDR	1,767,700	1,756,179
SCB X PCL, NVDR	161,300	542,466
Siam Cement PCL (The), NVDR	138,400	861,575
Thai Oil PCL, NVDR(b)	202,500	246,175
Security	Shares	Value
Thailand (continued)
True Corp. PCL, NVDR(a)	2,109,796	$768,312
		20,728,476
Turkey — 0.2%
Akbank TAS	581,814	859,180
Aselsan Elektronik Sanayi Ve Ticaret A/S	243,820	433,598
BIM Birlesik Magazalar A/S	76,111	1,036,211
Coca-Cola Icecek A/S	147,191	218,649
Eregli Demir ve Celik Fabrikalari TAS	218,192	303,106
Ford Otomotiv Sanayi AS	13,101	374,123
Haci Omer Sabanci Holding AS	171,310	416,214
KOC Holding AS	120,443	593,962
Pegasus Hava Tasimaciligi AS(a)	46,148	312,560
Sasa Polyester Sanayi AS(a)	1,928,128	216,644
Tofas Turk Otomobil Fabrikasi AS	22,605	124,092
Turk Hava Yollari AO(a)	96,317	766,056
Turkcell Iletisim Hizmetleri AS	209,048	516,907
Turkiye Is Bankasi AS, Class C	1,553,851	534,149
Turkiye Petrol Rafinerileri AS	165,946	700,300
Turkiye Sise ve Cam Fabrikalari AS	270,588	309,432
Yapi ve Kredi Bankasi A/S	592,536	423,798
		8,138,981
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	538,297	1,308,450
Abu Dhabi Islamic Bank PJSC	293,572	1,007,067
Abu Dhabi National Oil Co. for Distribution PJSC	565,871	555,350
ADNOC Drilling Co. PJSC	548,943	757,719
Aldar Properties PJSC	696,307	1,443,308
Americana Restaurants International PLC - Foreign Co.	463,955	284,739
Dubai Islamic Bank PJSC	488,314	829,779
Emaar Properties PJSC	1,114,380	2,634,772
Emirates NBD Bank PJSC	337,842	1,747,593
Emirates Telecommunications Group Co. PJSC	582,266	2,809,043
First Abu Dhabi Bank PJSC	763,183	2,727,364
Multiply Group PJSC(a)	647,470	399,377
		16,504,561
United Kingdom — 9.2%
3i Group PLC	167,322	6,861,494
Admiral Group PLC	43,112	1,426,600
Anglo American PLC	216,992	6,726,843
Antofagasta PLC	66,585	1,487,281
Ashtead Group PLC	75,122	5,619,702
Associated British Foods PLC	57,322	1,647,533
AstraZeneca PLC	265,980	37,847,248
Auto Trader Group PLC(c)	156,269	1,687,313
Aviva PLC	486,096	2,848,669
BAE Systems PLC	517,451	8,339,919
Barclays PLC	2,572,060	7,884,660
Barratt Redrow PLC	218,171	1,257,011
Berkeley Group Holdings PLC	18,271	1,042,632
BP PLC	2,828,496	13,833,664
British American Tobacco PLC	344,903	12,060,949
BT Group PLC	1,113,672	1,988,560
Bunzl PLC	58,002	2,553,513
Centrica PLC	907,680	1,374,028
Coca-Cola HBC AG, Class DI	37,017	1,295,339
Compass Group PLC	291,477	9,466,129
Croda International PLC	24,763	1,188,222
DCC PLC	17,157	1,085,422
Diageo PLC	379,877	11,731,273
Endeavour Mining PLC	27,956	626,887

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Entain PLC	105,042	$1,010,242
Experian PLC	156,851	7,655,239
Glencore PLC	1,767,778	9,271,357
GSK PLC	705,474	12,739,856
Haleon PLC	1,305,608	6,274,841
Halma PLC	63,446	2,026,826
Hargreaves Lansdown PLC	58,139	815,913
Hikma Pharmaceuticals PLC	27,681	662,954
HSBC Holdings PLC	3,187,310	29,253,196
Imperial Brands PLC	142,025	4,286,036
Informa PLC	244,047	2,549,525
InterContinental Hotels Group PLC	28,513	3,144,914
Intertek Group PLC	27,058	1,624,333
J Sainsbury PLC	276,817	953,024
JD Sports Fashion PLC	429,571	688,811
Kingfisher PLC	330,647	1,250,442
Land Securities Group PLC	126,189	980,070
Legal & General Group PLC	997,126	2,796,823
Lloyds Banking Group PLC	10,812,455	7,421,674
London Stock Exchange Group PLC	82,024	11,117,193
M&G PLC	403,018	1,009,660
Melrose Industries PLC	230,143	1,409,487
Mondi PLC, NVS	74,557	1,207,317
National Grid PLC	820,057	10,296,758
NatWest Group PLC, NVS	1,132,039	5,363,886
Next PLC	21,444	2,712,978
NMC Health PLC, NVS(d)	14,180	—
Pearson PLC	109,287	1,604,806
Persimmon PLC	55,475	1,051,322
Phoenix Group Holdings PLC	94,928	603,045
Prudential PLC	467,871	3,894,955
Reckitt Benckiser Group PLC	121,012	7,341,077
RELX PLC	323,980	14,857,622
Rentokil Initial PLC	428,784	2,150,683
Rio Tinto PLC	191,586	12,381,822
Rolls-Royce Holdings PLC(a)	1,451,159	10,013,574
Sage Group PLC (The)	173,847	2,172,700
Schroders PLC	121,806	539,702
Segro PLC	223,333	2,262,895
Severn Trent PLC	49,853	1,649,247
Shell PLC	1,080,861	36,087,066
Smith & Nephew PLC	147,382	1,832,374
Smiths Group PLC	58,256	1,149,556
Spirax Group PLC	12,399	1,034,950
SSE PLC	187,769	4,266,749
Standard Chartered PLC	378,849	4,393,279
Taylor Wimpey PLC	592,347	1,119,940
Tesco PLC	1,206,799	5,328,829
Unilever PLC	427,299	26,066,119
United Utilities Group PLC	121,064	1,597,736
Vodafone Group PLC	3,816,121	3,548,671
Whitbread PLC	33,689	1,310,735
Wise PLC, Class A(a)	109,324	997,160
WPP PLC	183,685	1,930,700
		421,591,560
Total Common Stocks — 99.0% (Cost: $3,930,351,917)		4,529,061,756
Security	Shares	Value
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	939,409	$2,335,157
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	62,479	456,198
Cia Energetica de Minas Gerais, Preference Shares, NVS	314,630	618,820
Cia Paranaense de Energia - Copel, Preference Shares, NVS	168,374	285,725
Gerdau SA, Preference Shares, NVS	247,558	783,669
Itau Unibanco Holding SA, Preference Shares, NVS	841,405	5,097,131
Itausa SA, Preference Shares, NVS	989,056	1,815,268
Petroleo Brasileiro SA, Preference Shares, NVS	788,724	4,899,424
		16,291,392
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	26,033	997,519
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	86,039	688,662
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	9,682	712,470
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	20,557	1,446,398
Henkel AG & Co. KGaA, Preference Shares, NVS	29,250	2,532,843
Porsche Automobil Holding SE, Preference Shares, NVS	25,864	1,074,475
Sartorius AG, Preference Shares, NVS	4,693	1,215,749
Volkswagen AG, Preference Shares, NVS	36,664	3,558,709
		10,540,644
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,141	467,654
Series 2, Preference Shares, NVS	6,679	771,666
LG Chem Ltd., Preference Shares, NVS	1,350	203,250
Samsung Electronics Co. Ltd., Preference Shares, NVS	141,090	4,853,534
		6,296,104
Total Preferred Stocks — 0.8% (Cost: $33,417,203)		34,814,321
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	3,748	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $3,963,769,120)		4,563,876,077
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	15,648,512	15,659,466

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	2,780,000	$2,780,000
Total Short-Term Securities — 0.4% (Cost: $18,427,191)		18,439,466
Total Investments — 100.2% (Cost: $3,982,196,311)		4,582,315,543
Liabilities in Excess of Other Assets — (0.2)%		(7,055,062)
Net Assets — 100.0%		$4,575,260,481

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,817,642	$4,840,199 (a)	$—	$(717)	$2,342	$15,659,466	15,648,512	$39,082 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,130,000	—	(1,350,000)(a)	—	—	2,780,000	2,780,000	75,500	—
				$(717)	$2,342	$18,439,466		$114,582	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	44	12/20/24	$5,170	$(294,966)
MSCI Emerging Markets Index	42	12/20/24	2,366	(147,217)
				$(442,183)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$590,671,855	$3,938,385,687	$4,214	$4,529,061,756
Preferred Stocks	16,980,054	17,834,267	—	34,814,321
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	18,439,466	—	—	18,439,466
	$626,091,375	$3,956,219,954	$4,214	$4,582,315,543
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(442,183)	$—	$—	$(442,183)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust